United States
Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN AADVANTAGE FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)

WILLIAM F. QUINN, PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedules of Investments.

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
U.S. TREASURY OBLIGATIONS - 3.98%
U.S. TREASURY NOTES - 2.62%
1.625%, Due 9/30/2005 *	$2,000	$1,988
4.625%, Due 5/15/2006 *	3,870	4,008
3.375%, Due 11/15/2008 *	2,000	1,988
3.875%, Due 5/15/2009 *	1,900	1,917
3.00%, Due 7/15/2012 *	930	1,011
4.375%, Due 8/15/2012 *	2,000	2,011
4.00%, Due 2/15/2014 *	2,375	2,288
4.75%, Due 5/15/2014 *	1,410	1,440

TOTAL U.S. TREASURY NOTES		16,651

U. S. TREASURY BONDS - 1.36%
7.50%, Due 11/15/2016 *	1,055	1,315
9.125%, Due 5/15/2018 *	1,000	1,419
7.875%, Due 2/15/2021	500	653
6.875%, Due 8/15/2025 *	1,580	1,903
6.25%, Due 5/15/2030 *	1,200	1,362
5.375%, Due 2/15/2031 *	1,940	1,987

TOTAL U. S. TREASURY BONDS		8,639

TOTAL U.S. TREASURY OBLIGATIONS		25,290

U.S. AGENCY OBLIGATIONS - 2.39%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.94%
3.25%, Due 11/15/2004 *	4,500	4,521
5.125%, Due 10/15/2008 *	500	524
5.875%, Due 3/21/2011 *	415	441
4.875%, Due 11/15/2013	500	497

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		5,983

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.45%
1.875%, Due 12/15/2004	3,890	3,894
5.125%, Due 1/2/2014 *	515	508
7.25%, Due 5/15/2030	700	840
6.00%, Due 12/11/2033	3,857	3,957

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		9,199

TOTAL U.S. AGENCY OBLIGATIONS		15,182

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.56%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.75%
Pool # G10084, 6.50%, Due 3/1/2008	681	709
Pool # G11202, 6.00%, Due 11/1/2016	225	235
Pool # E90777, 5.50%, Due 8/1/2017	141	145
Pool # E96536, 5.00%, Due 3/1/2018	1,428	1,440
Pool # E01386, 5.00%, Due 6/1/2018	471	475
Pool # E97381, 5.50%, Due 6/1/2018	293	301
Pool # E01492, 5.50%, Due 10/1/2018	1,213	1,248
Pool # B12563, 5.00%, Due 2/1/2019	714	720
Pool # E01602, 4.50%, Due 3/1/2019	1,448	1,425
Pool # C26472, 6.50%, Due 5/1/2029	184	193
Pool # C27089, 6.50%, Due 6/1/2029	31	33
Pool # C00835, 6.50%, Due 7/1/2029	523	548
Pool # C01444, 6.00%, Due 1/1/2033	235	241
Pool # C01598, 5.00%, Due 8/1/2033	1,636	1,599
Pool # A12149, 6.00%, Due 8/1/2033	904	928
Pool # A15436, 5.50%, Due 11/1/2033	830	835
Pool # C01786, 5.50%, Due 2/1/2034	2,436	2,446
Pool # C01796, 5.00%, Due 3/1/2034	1,966	1,917
Pool # C01848, 6.00%, Due 6/1/2034	1,994	2,047

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		17,485

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.58%
Pool # 323309, 6.00%, Due 9/1/2013	270	283
Pool # 488099, 5.50%, Due 2/1/2014	470	485
Pool # 323789, 6.00%, Due 6/1/2014	390	408
Pool # 535846, 6.00%, Due 4/1/2016	265	277
Pool # 648511, 6.00%, Due 6/1/2017	1,023	1,069
Pool # 254545, 5.00%, Due 12/1/2017	1,845	1,863

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Pool # 555549, 5.00%, Due 6/1/2018	$1,128	$1,138
Pool # 254865, 4.50%, Due 9/1/2018	1,272	1,254
Pool # 100292, 10.00%, Due 9/1/2018	220	246
Pool # 761337, 5.00%, Due 4/1/2019	410	413
Pool # 759666, 6.50%, Due 4/1/2031	126	132
Pool # 784358, 7.00%, Due 5/1/2031	363	386
Pool # 581864, 6.50%, Due 7/1/2031	168	176
Pool # 769018, 6.50%, Due 12/1/2031	590	617
Pool # 725706, 6.00%, Due 8/1/2032	610	626
Pool # 705607, 6.00%, Due 6/1/2033	446	458
Pool # 713999, 5.50%, Due 7/1/2033	880	884
Pool # 713706, 5.50%, Due 8/1/2033	693	696
Pool # 730570, 6.00%, Due 8/1/2033	248	254
Pool # 727223, 5.50%, Due 9/1/2033	1,512	1,519
Pool # 740238, 6.00%, Due 9/1/2033	182	187
Pool # 741901, 5.50%, Due 10/1/2033	500	502
Pool # 749219, 5.50%, Due 10/1/2033	919	924
Pool # 555880, 5.50%, Due 11/1/2033	2,354	2,365
Pool # 758322, 5.50%, Due 12/1/2033	1,958	1,968
Pool # 725238, 5.00%, Due 3/1/2034	1,998	1,953
Pool # 765304, 5.50%, Due 3/1/2034	699	701
Pool # 255225, 5.50%, Due 6/1/2034	989	993

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		22,777

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.23%
Pool # 780030, 7.00%, Due 6/15/2024	250	267
Pool # 780400, 7.00%, Due 12/15/2025	227	243
Pool # 781200, 8.00%, Due 12/15/2025	264	291
Pool # 780509, 6.50%, Due 2/15/2027	333	350
Pool # 780615, 6.50%, Due 8/15/2027	405	426
Pool # 780651, 7.00%, Due 10/15/2027	475	506
Pool # 780680, 6.50%, Due 11/15/2027	459	483
Pool # 780747, 6.50%, Due 3/15/2028	404	424
Pool # 780788, 6.50%, Due 4/15/2028	432	454
Pool # 780842, 8.50%, Due 8/20/2028	274	299
Pool # 780936, 7.50%, Due 12/15/2028	503	542
Pool # 781035, 6.50%, Due 5/15/2029	397	416
Pool # 002754, 6.50%, Due 5/20/2029	275	287
Pool # 781273, 6.00%, Due 4/15/2031	566	584
Pool # 781288, 6.50%, Due 5/15/2031	741	777
Pool # 555732, 6.50%, Due 3/15/2032	338	355
Pool # 781564, 6.00%, Due 2/15/2033	1,294	1,334
Pool # 616094, 6.00%, Due 11/15/2033	486	500
Pool # 781690, 6.00%, Due 12/15/2033	1,454	1,498
Pool # 003515, 5.50%, Due 2/20/2034	3,191	3,209
Pool # 003517, 6.00%, Due 2/20/2034	927	953

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		14,198

TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS		54,460

ASSET-BACKED SECURITIES - 0.39%
Household Automotive Trust, 3.30%, Due 5/18/2009	1,300	1,300
Master Asset Securitization Trust, 5.75%, Due 10/25/2017	832	837
TXU Electric Delivery Transition, 4.81%, Due 11/15/2012	350	353

TOTAL ASSET-BACKED SECURITIES		2,490

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.50%
Banc American Commercial Mortgage 2003-2 A3, 4.342%, Due 3/11/2041	445	442
General Electric Capital Commercial Mortgage Corporation 2003-C2 A2, 4.865%, Due 7/10/2039	715	721
General Electric Commercial Mortgage Corporation 2003-C2 A2, 4.17%, Due 7/10/2037	430	428
JP Morgan Chase Commercial Mortgage 2003-CB7 A3, 4.449%, Due 1/12/2038	680	669
Morgan Stanley Dean Witter & Company 2003-T11 A2, 4.34%, Due 6/13/2041	400	398
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2, 3.989%, Due 6/15/2035	570	528

TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS		3,186

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
CORPORATE BONDS - 13.22%
BANKS - 1.20%
Banco Popular North America Inc, 4.25%, Due 4/1/2008	$300	$302
Bank One Corporation,
5.90%, Due 11/15/2011	500	524
4.90%, Due 4/30/2015 *	300	284
Capital One,
6.875%, Due 2/1/2006	800	844
6.70%, Due 5/15/2008	450	486
5.75%, Due 9/15/2010	210	217
Credit Suisse First Boston, 6.50%, Due 5/1/2008	750	810
Fleet Norstar Financial Group, Incorporated, 8.625%, Due 1/15/2007	400	449
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)	300	292
Inter-American Development Bank, 5.375%, Due 11/18/2008	1,280	1,362
PNC Funding Corporation, 7.50%, Due 11/1/2009	525	599
Synovus Financial Corporation, 4.875%, Due 2/15/2013	300	294
US Bank, NA, 5.70%, Due 12/15/2008	675	717
Washington Mutual Financial Corporation, 6.875%, Due 5/15/2011	425	468

TOTAL BANKS		7,648

ENERGY - 0.56%
Devon Energy Corporation, 2.75%, Due 8/1/2006	420	415
Dominion Resources, Incorporated, 5.00%, Due 3/15/2013	210	204
Encana Corporation, 6.50%, Due 8/15/2034	360	365
Kerr-McGee Corporation, 5.875%, Due 9/15/2006	520	544
Marathon Oil Corporation, 5.375%, Due 6/1/2007	260	272
MidAmerican Energy Holdings Company,
3.50%, Due 5/15/2008	395	382
5.875%, Due 10/1/2012	305	313
Public Service Enterprise Group, Incorporated , 6.95%, Due 6/1/2012	380	416
Union Oil Company of California, 7.90%, Due 4/18/2008	100	111
Xcel Energy, Incorporated, 7.00%, Due 12/1/2010	500	558

TOTAL ENERGY		3,580

FINANCE - 5.26%
Aegon, NV, 8.00%, Due 8/15/2006	300	329
American General Finance Corporation, 5.375%, Due 9/1/2009	285	295
Assurant, Incorporated, 5.625%, Due 2/15/2014, 144A (Note A)	315	314
Bear Stearns Companies, Incorporated,
3.00%, Due 3/30/2006	500	501
2.875%, Due 7/2/2008	300	287
Boeing Capital Corporation, 5.40%, Due 11/30/2009	850	884
Capital One Bank, 5.125%, Due 2/15/2014	450	431
Caterpillar Financial Services Corporation, 2.625%, Due 1/30/2007	625	614
Cendant Corporation, 6.875%, Due 8/15/2006	990	1,059
Countrywide Home Loan, Incorporated,
3.50%, Due 12/19/2005	800	807
3.25%, Due 5/21/2008	510	494
Ford Motor Credit Company,
6.50%, Due 1/25/2007	375	395
7.375%, Due 10/28/2009	1,400	1,502
General Motors Acceptance Corporation,
6.125%, Due 8/28/2007 *	320	335
7.25%, Due 3/2/2011	1,200	1,262
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013	400	380
Household Finance Corporation,
5.75%, Due 1/30/2007	1,500	1,583
6.375%, Due 11/27/2012	280	301
International Lease Finance Corporation,
3.30%, Due 1/23/2008	415	405
6.375%, Due 3/15/2009	1,025	1,107
Liberty Mutual Corporation, 7.875%, Due 10/15/2026, 144A (Note A)	1,500	1,618
Lincoln National Corporation, 4.75%, Due 2/15/2014	200	190
MBNA Credit Card Master Trust, 2.65%, Due 11/15/2010	820	784
Merrill Lynch & Company, Incorporated, 4.125%, Due 1/15/2009	500	497
Morgan Stanley Dean Witter & Company,
6.10%, Due 4/15/2006	450	473
4.75%, Due 4/1/2014	560	523

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
PHH Corporation, 6.00%, Due 3/1/2008	$500	$530
Prudential Financial, Incorporated,
3.75%, Due 5/1/2008	185	184
4.50%, Due 7/15/2013	325	305
SLM Corporation,
2.00%, Due 3/15/2005	11,000	10,993
3.95%, Due 8/15/2008	420	417
4.00%, Due 1/15/2009	1,500	1,483
Sprint Capital Corporation,
6.00%, Due 1/15/2007	1,230	1,294
8.375%, Due 3/15/2012	175	205
Verizon Global Funding Corporation, 4.375%, Due 6/1/2013	400	373
Washington Mutual, Incorporated, 4.625%, Due 4/1/2014	350	323

TOTAL FINANCE		33,477

FOREIGN - 0.27%
Ontario Province, Canada, CDA, 3.35%, 7/16/2007 *	1,500	1,495
United Mexican States, 7.50%, Due 4/8/2033	240	240

TOTAL FOREIGN		1,735

INDUSTRIALS - 5.24%
Anheuser Busch Companies, Incorporated, 6.50%, Due 1/1/2028	722	774
AT&T Broadband Corporation, 8.375%, Due 3/15/2013	848	1,005
AT&T Wireless Services, Incorporated,
7.35%, Due 3/1/2006	855	911
8.125%, Due 5/1/2012	900	1,053
8.75%, Due 3/1/2031	265	330
Atlantic Richfield Company, 9.125%, Due 3/1/2011	425	533
Baxter International, Incorporated, 5.25%, Due 5/1/2007	455	472
Bemis, Incorporated, 6.70%, Due 7/1/2005	1,000	1,036
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013	300	295
Bunge Limited Financial Corporation, 7.80%, Due 10/15/2012	400	459
Cargill, Incorporated, 6.25%, Due 5/1/2006, 144A (Note A)	1,000	1,055
Carnival Corporation, 3.75%, Due 11/15/2007	515	511
Cendant Corporation, 6.25%, Due 1/15/2008	350	376
Clear Channel Communications, 4.40%, Due 5/15/2011	520	495
Comcast Cable Communications,
7.625%, Due 2/15/2008	200	220
6.75%, Due 1/30/2011	255	278
Conagra Foods, Incorporated,
7.125%, Due 10/1/2026	410	468
7.00%, Due 10/1/2028	600	655
ConocoPhillips, 3.625%, Due 10/15/2007	425	425
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006	270	293
DaimlerChrysler North America,
4.75%, Due 1/15/2008	720	732
7.75%, Due 1/18/2011	1,000	1,128
6.50%, Due 11/15/2013	350	365
John Deere Capital Corporation, 3.75%, Due 1/13/2009	520	511
Dell Computer Corporation, 6.55%, Due 4/15/2008	400	437
Deutsche Telekom International, 8.50%, Due 6/15/2010	280	330
The Walt Disney Company, 5.375%, Due 6/1/2007	235	245
EOG Resources, Incorporated, 4.75%, Due 3/15/2014, 144A (Note A)	350	337
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014	350	327
France Telecom SA, 8.75%, Due 3/1/2011	550	642
General Motors Corporation, 8.375%, Due 7/15/2033	375	392
Harley Davidson, Incorporated, 2.69%, Due 4/15/2011	610	604
Hershey Foods Corporation, 6.95%, Due 3/1/2007	1,000	1,090
Hertz Corporation, 4.70%, Due 10/2/2006	650	660
Hewlett Packard Company, 5.75%, Due 12/15/2006	470	496
International Business Machines Corporation, 4.875%, Due 10/1/2006	505	525
Lockheed Martin Corporation, 7.20%, Due 5/1/2036	600	696
Martin Marietta Material, Incorporated, 6.90%, Due 8/15/2007	200	219
Norfolk Southern Corporation, 7.05%, Due 5/1/2037	270	292
Northrop Grumman Corporation, 7.125%, Due 2/15/2011	505	568
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012	400	444
Pepsi Bottling Group, Incorporated, 7.00%, Due 3/1/2029	650	737

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Pulte Homes, Incorporated,
4.875%, Due 7/15/2009	$300	$299
5.25%, Due 1/15/2014	275	263
Reed Elsevier Capital, Incorporated, 6.125%, Due 8/1/2006	615	649
Sara Lee Corporation, 6.00%, Due 1/15/2008	1,200	1,290
Simon Property Group, 7.625%, Due 5/15/2005	750	777
Sprint Capital Corporation, 8.75%, Due 3/15/2032	275	333
Target Corporation, 7.00%, Due 7/15/2031 *	650	738
Time Warner, Incorporated, 7.625%, Due 4/15/2031	250	275
Unilever Capital Corporation, 7.125%, Due 11/1/2010	2,000	2,274
Univision Communications, Incorporated, 3.875%, Due 10/15/2008	365	359
Verizon Communications, Incorporated, 6.36%, Due 4/15/2006	550	579
Verizon Virginia, 4.625%, Due 3/15/2013	500	473
Verizon Wireless Capital, 5.375%, Due 12/15/2006	420	439
Wal-Mart Stores, Incorporated, 7.55%, Due 2/15/2030	650	790
Weyerhaeuser Company, 5.95%, Due 11/1/2008	340	362

TOTAL INDUSTRIALS		33,321

PHARMACEUTICAL - 0.17%
Bristol Myers Squibb Company, 4.00%, Due 8/15/2008, 144A (Note A)	465	465
Schering Plough Corporation, 6.50%, Due 12/1/2033	300	307
Wyeth Corporation, 5.50%, Due 2/1/2014	325	314

TOTAL PHARMACEUTICAL		1,086

TRANSPORTATION - 0.42%
CNF Transportation, Incorporated, 8.875%, Due 5/1/2010	1,850	2,155
Union Pacific Corporation, 6.50%, Due 4/15/2012	450	487

TOTAL TRANSPORTATION		2,642

UTILITY - 0.10%
AEP Texas Central Company, 6.65%, Due 2/15/2033	120	124
Appalachian Power Company, 5.95%, Due 5/15/2033	120	113
Consolidated Natural Gas Company, 6.875%, Due 10/15/2026	360	397

TOTAL UTILITY		634

TOTAL CORPORATE BONDS		84,123

COMMON STOCK - 59.05%
CONSUMER DISCRETIONARY - 6.36%
AUTO COMPONENTS - 0.09%
Delphi Corporation *	63,200	601

TOTAL AUTO COMPONENTS		601

HOTELS, RESTAURANTS & LEISURE - 1.95%
Brinker International, Incorporated +	67,100	2,403
Carnival Corporation	85,900	4,004
McDonald’s Corporation	47,700	1,312
MGM Mirage, Incorporated +	63,500	2,804
Yum Brands, Incorporated	48,700	1,870

TOTAL HOTELS, RESTAURANTS & LEISURE		12,393

HOUSEHOLD DURABLES - 1.23%
Centex Corporation	87,200	3,699
Fortune Brands, Incorporated	18,100	1,306
Konnklijke Philips Electronics NV *	116,031	2,811

TOTAL HOUSEHOLD DURABLES		7,816

LEISURE EQUIPMENT & PRODUCTS - 0.66%
Eastman Kodak Company *	86,300	2,286
Mattel, Incorporated	110,200	1,931

TOTAL LEISURE EQUIPMENT & PRODUCTS		4,217

MULTILINE RETAIL - 2.22%
Federated Department Stores, Incorporated	50,700	2,430
May Department Stores Company	48,200	1,279
J.C. Penney Company, Incorporated	52,500	2,100

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Sears, Roebuck, & Company	153,900	$5,645
Target Corporation	61,000	2,660

TOTAL MULTILINE RETAIL		14,114

TEXTILES & APPAREL - 0.21%
Liz Claiborne, Incorporated	36,500	1,321

TOTAL TEXTILES & APPAREL		1,321

TOTAL CONSUMER DISCRETIONARY		40,462

CONSUMER STAPLES - 4.88%
FOOD PRODUCTS - 2.10%
Albertson’s, Incorporated *	74,400	1,815
Conagra, Incorporated	134,900	3,507
Dean Foods Company +	35,000	1,294
General Mills, Incorporated	25,700	1,154
Kraft Foods, Incorporated	78,900	2,410
Safeway, Incorporated +	67,200	1,420

Sara Lee Company	79,074	1,736

TOTAL FOOD PRODUCTS		13,336

TOBACCO - 2.78%
Altria Group, Incorporated	161,900	7,706
Gallaher Group plc, ADR	47,400	2,261
Imperial Tobacco Group plc, ADR	94,800	4,152
UST, Incorporated	94,500	3,586

TOTAL TOBACCO		17,705

TOTAL CONSUMER STAPLES		31,041

ENERGY - 5.78%
ENERGY EQUIPMENT & SERVICES - 0.57%
Duke Energy Corporation *	169,900	3,653

TOTAL ENERGY EQUIPMENT & SERVICES		3,653

OIL & GAS - 5.21%
BP plc, ADR	80,380	4,530
ChevronTexaco Corporation	43,814	4,191
ConocoPhillips	122,688	9,664
Devon Energy Corporation	37,100	2,578
El Paso Corporation *	35,500	280
Equitable Resources, Incorporated	18,600	954
Kerr-McGee Corporation *	26,800	1,407
Occidental Petroleum Corporation	112,400	5,538
Royal Dutch Petroleum Company *	24,600	1,237
Valero Energy Corporation	37,300	2,795

TOTAL OIL & GAS		33,174

TOTAL ENERGY		36,827

FINANCIALS - 17.28%
BANKS - 5.77%
Bank of America Corporation	134,109	11,401
Comerica, Incorporated	23,300	1,362
Federal Home Loan Mortgage Corporation	42,300	2,720
Keycorp Limited	82,800	2,499
PNC Financial Services Group, Incorporated	64,178	3,248
UnionBanCal Corporation	10,500	610
U. S. Bancorp, Incorporated	90,860	2,571
Wachovia Corporation	56,600	2,508
Washington Mutual, Incorporated *	169,000	6,557
Wells Fargo & Company	56,600	3,249

TOTAL BANKS		36,725

DIVERSIFIED FINANCIALS - 5.36%
American Express Company	27,000	1,357
Bear Stearns Companies, Incorporated	22,300	1,860
CIT Group, Incorporated	51,100	1,776
Citigroup, Incorporated	192,242	8,476
Federal National Mortgage Association	30,800	2,186
Goldman Sachs Group, Incorporated	18,800	1,658

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
JP Morgan Chase & Company	201,934	$7,538
Merrill Lynch & Company, Incorporated	36,600	1,820
Morgan Stanley Dean Witter & Company	39,800	1,963
Principal Financial Group, Incorporated	87,800	2,984
SLM Corporation	64,900	2,461

TOTAL DIVERSIFIED FINANCIALS		34,079

INSURANCE - 6.15%
Ace Limited	58,000	2,354
Allstate Corporation	148,700	7,001
American International Group, Incorporated	17,000	1,201
Anthem, Incorporated *+	14,700	1,212
AON Corporation	31,600	836
Assurant, Incorporated +	50,100	1,222
Conseco, Incorporated *+	68,800	1,237
Hartford Financial Services Group, Incorporated	27,800	1,810
Loews Corporation	26,000	1,472
MetLife, Incorporated	207,680	7,408
MGIC Investments Corporation	42,600	3,025
Prudential Financial, Incorporated	84,500	3,934
The St. Paul Travelers Companies, Incorporated	80,800	2,995
Wellpoint Health Networks, Incorporated +	11,600	1,173
XL Capital Limited	31,800	2,248

TOTAL INSURANCE		39,128

TOTAL FINANCIALS		109,932

HEALTH CARE - 4.74%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.59%
Baxter International, Incorporated	124,600	3,747

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,747

HEALTH CARE PROVIDERS & SERVICES - 1.69%
Aetna, Incorporated	47,100	4,041
Cigna Corporation	23,700	1,470
HCA, Incorporated	62,600	2,419
Health Net, Incorporated +	43,900	1,059
Tenet Healthcare Corporation +	156,500	1,750

TOTAL HEALTH CARE PROVIDERS & SERVICES		10,739

PHARMACEUTICALS - 2.46%
Bristol-Myers Squibb Company	201,600	4,617
McKesson Corporation	25,800	830
Merck & Company, Incorporated	87,600	3,973
Pfizer, Incorporated	44,400	1,419
Schering Plough Corporation	164,000	3,191
Wyeth Corporation	45,000	1,593

TOTAL PHARMACEUTICALS		15,623

TOTAL HEALTH CARE		30,109

INDUSTRIALS - 8.31%
AEROSPACE & DEFENSE - 3.32%
Boeing Company	134,300	6,816
Honeywell International, Incorporated	66,500	2,501
Lockheed Martin Corporation	56,400	2,988
Raytheon Company	85,900	2,882
Textron, Incorporated	57,000	3,494
United Technologies Corporation	26,000	2,431

TOTAL AEROSPACE & DEFENSE		21,112

COMMERCIAL SERVICES & SUPPLIES - 1.48%
Cendant Corporation	296,600	6,786
Waste Management, Incorporated	92,907	2,615

TOTAL COMMERCIAL SERVICES & SUPPLIES		9,401

ELECTRICAL EQUIPMENT - 0.73%
Emerson Electrical Company	77,000	4,674

TOTAL ELECTRICAL EQUIPMENT		4,674

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
INDUSTRIAL CONGLOMERATES - 1.11%
Tyco International Limited	228,801	$7,093

TOTAL INDUSTRIAL CONGLOMERATES		7,093

MACHINERY - 0.69%
Caterpillar, Incorporated	29,300	2,153
ITT Industries, Incorporated	28,400	2,271

TOTAL MACHINERY		4,424

TRANSPORTATION - 0.98%
Burlington Northern Santa Fe Corporation	65,600	2,327
CSX Corporation	124,100	3,884

TOTAL TRANSPORTATION		6,211

TOTAL INDUSTRIALS		52,915

INFORMATION TECHNOLOGY - 3.00%
COMPUTERS & PERIPHERALS - 1.12%
Hewlett Packard Company	171,400	3,454
International Business Machines Corporation	41,900	3,648

TOTAL COMPUTERS & PERIPHERALS		7,102

IT CONSULTING & SERVICES - 1.28%
Computer Sciences Corporation +	56,500	2,670
Electronic Data Systems Corporation *	294,900	5,450

TOTAL IT CONSULTING & SERVICES		8,120

SOFTWARE - 0.60%
Computer Associates International, Incorporated	153,300	3,869

TOTAL SOFTWARE		3,869

TOTAL INFORMATION TECHNOLOGY		19,091

MATERIALS - 3.79%
CHEMICALS - 2.01%
Air Products & Chemicals, Incorporated	35,000	1,811
Crompton Corporation	43,400	259
E. I. du Pont de Nemours & Company	35,900	1,539
Eastman Chemical Company	30,000	1,341
Hercules, Incorporated *+	128,400	1,517
Imperial Chemical Industries plc, ADR	108,300	1,794
Lyondell Chemical Company *	165,700	3,012
PPG Industries, Incorporated	26,200	1,544

TOTAL CHEMICALS		12,817

METALS & MINING - 0.52%
Alcoa, Incorporated	102,596	3,286

TOTAL METALS & MINING		3,286

PAPER & FOREST PRODUCTS - 1.26%
Eagle Materials, Incorporated *	1,830	121
Eagle Materials, Incorporated, Class B *+	6,154	400
International Paper Company	53,300	2,304
Sappi Limited, ADR *	213,000	3,105
UPM Kymmene Corporation, ADR *	62,900	1,223
Weyerhaeuser Company	13,800	856

TOTAL PAPER & FOREST PRODUCTS		8,009

TOTAL MATERIALS		24,112

REAL ESTATE INVESTMENT TRUSTS - 0.47%
Equity Office Properties Trust	116,200	3,015

TOTAL REAL ESTATE INVESTMENT TRUSTS		3,015

TELECOMMUNICATION SERVICES - 0.94%
DIVERSIFIED TELECOMMUNICATION - 0.79%
SBC Communications, Incorporated	31,300	793
Nokia Corporation, ADR	96,800	1,125
Verizon Communications, Incorporated	80,428	3,099

TOTAL DIVERSIFIED TELECOMMUNICATION		5,017

AMERICAN AADVANTAGE BALANCED FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
WIRELESS TELECOMMUNICATION - 0.15%
Alltel Corporation	18,300	$952

TOTAL WIRELESS TELECOMMUNICATION		952

TOTAL TELECOMMUNICATION SERVICES		5,969

UTILITIES - 3.50%
American Electric Power Company, Incorporated	183,100	5,696
CenterPoint Energy, Incorporated *	132,600	1,540
Entergy Corporation	65,500	3,766
FirstEnergy Corporation	80,000	3,128
Florida Power and Light Group, Incorporated	37,200	2,505
General Electric Company	52,900	1,759
Progress Energy, Incorporated	490,000	516
Reliant Resources, Incorporated +	252,856	2,498
Teco Energy, Incorporated *	64,300	829

TOTAL UTILITIES		22,237

TOTAL COMMON STOCK		375,710

SHORT-TERM INVESTMENTS - 24.34%
UNITED STATES TREASURY BILLS - 5.13% ^
1.28%, Due 9/9/2004	$4,325	4,319
1.18%, Due 9/23/2004 *	9,400	9,382
1.70%, Due 11/4/2004	19,000	18,927

TOTAL UNITED STATES TREASURY BILLS		32,628

OTHER SHORT-TERM INVESTMENTS - 19.21% (Note B)
American AAdvantage Money Market Select Fund	82,065,497	82,065
AMR Investments Enhanced Cash Business Trust	40,141,843	40,142

TOTAL OTHER SHORT-TERM INVESTMENTS		122,207

TOTAL SHORT-TERM INVESTMENTS		154,835

TOTAL INVESTMENTS - 112.43% (Cost $642,374) (Note C)		715,276

LIABILITIES, NET OF OTHER ASSETS - (12.43%)		(79,055)

TOTAL NET ASSETS - 100%		$636,221

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $4,081 or 0.64% of net assets.

(B) Affiliated issuer

(C) At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $648,916 and the net unrealized appreciation of investments based on that cost is $66,360 which is comprised of $78,584 aggregate gross unrealized appreciation and $12,224 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

^ - Rate represents discount rate at time of purchase.

+ - non-income producing

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
STOCKS - 96.72%
BRAZIL - 10.37%
BRAZIL PREFERRED STOCK - 4.38%
Banco Bradesco S.A. +	7,880	$364
Banco Bradesco S.A., ADR *	3,910	180
Brasil Telecom Participacoes S.A., ADR +	3,700	111
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	4,000	76
Companhia de Bebidas das Americas, ADR	13,106	269
Companhia Vale do Rio Doce, ADR	9,888	448
Companhia Paranaense de Energia +	7,000,000	18
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR +	7,440	213
Petroleo Brasileiro S.A., ADR	13,116	336
Tele Celular Sul Participacoes S.A., ADR *	7,550	98
Telecomunicacoes Brasileiras S.A., ADR	7,860	227
Telesp Celular Participacoes S.A., ADR +	23,500	155
Telesp - Telecommunicacoes de Sao Paulo S.A. +	7,240,000	119
Unibanco Uniao de Bancos Brasileiros, S.A. +	4,600	100

TOTAL BRAZIL PREFERRED STOCK		2,714

BRAZIL COMMON STOCK - 5.99%
Aracruz Celulose S.A., ADR	1,100	38
Banco Itau Holding Financeira S.A. +	1,325,586	123
Banco Itau Holding Financeira S.A., ADR +	11,136	515
Companhia de Saneamento Basico do Estado de Sao Paulo +	4,910,000	226
Companhia de Tecidos Norte de Minas +	3,010,000	237
Companhia Energetica de Minas Gerais +	24,937,610	457
Companhia Energetica de Minas Gerais, ADR +	2,900	53
Companhia Siderurgica Nacional S.A., ADR *	1,500	22
Companhia Paranaense de Energia +	31,207,000	113
Duratex S.A. +	4,600,000	121
Natura Cosmeticos S.A. +	6,000	103
Petroleo Brasileiro S.A., ADR	37,502	1,061
Telemar Norte Leste S.A. +	3,500,000	63
Telemig Celular Participacoes S.A.	40,000,000	56
Telesp Celular Participacoes S.A. +	83,548,463	224
Usinas Siderurgicas de Minas Gerais S.A. +	4,732	67
Votorantim Celulose e Papel S.A., ADR	6,550	234

TOTAL BRAZIL COMMON STOCK		3,713

TOTAL BRAZIL		6,427

CHILE COMMON STOCK - 0.54%
Banco Santander-Chile S.A., ADR	9	128
Grupo Enersis SA, ADR +	34,800	207

TOTAL CHILE COMMON STOCK		335

CHINA COMMON STOCK - 2.60%
BYD Company Limited *	19,000	54
China Mobile (Hong Kong) Limited	220,200	639
China Mobile (Hong Kong) Limited, ADR *	8,400	122
China Oilfield Services Limited *	346,000	103
China Petroleum & Chemical Corporation	130,000	50
China Resource Power Holdings Company Limited +	80,000	41
China Telecom Corporation Limited	294,700	97
Chunghwa Telecom Company Limited, ADR *	12,700	204
Huaneng Power International, Incorporated *	132,000	105
Tom Online, Incorporated +	204,000	35
TPV Technology Limited *	239,000	160

TOTAL CHINA COMMON STOCK		1,610

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
EGYPT COMMON STOCK - 1.24%
Commercial International Bank, GDR, 144A (Note A)	30,200	$119
Egyptian Company for Mobile Services (MobiNil) +	13,903	200
Orascom Construction Industries S.A.E.	19,463	318
Suez Cement Company, GDR, 144A (Note A)	14,869	134

TOTAL EGYPT COMMON STOCK		771

HONG KONG COMMON STOCK - 4.17%
Asia Aluminum Holdings Limited	790,000	85
Beijing Enterprises Holdings	15,000	18
China Merchants Holdings International Company Limited *	50,000	70
China Ping’an Insurance Company Limited *+	93,000	119
China Resources Enterprises Limited *	229,400	282
CNOOC Limited +	485,000	233
Fountain Set (Holdings) Limited *	157,000	108
The Grande Holdings Limited	61,000	55
Hainan Meilan Airport Company Limited	72,000	59
Hopewell Highway Infrastructure Limited	111,000	66
Huadian Power International Corporation Limited *	866,800	264
Kingboard Chemical Holdings Limited	44,000	82
Lianhua Supermarket Holdings Company Limited	64,000	66
Moulin International Holdings Limited	74,000	44
Norstar Founders	162,000	43
Qingling Motors Company Limited *	548,000	72
Sansui Electric Company Limited +	30,500	8
Shanghai Industrial Holdings Limited *	137,800	245
Shougang Concord Century Holdings Limited	375,000	43
Sinopec Yizheng Chemical Fibre Company Limited *	910,800	173
Sinopec Zhenhai Refining Chemical *	118,000	126
Texwinca Holdings Limited *	123,500	108
Victory City International Holdings Limited	137,000	55
Wumart Stores, Incorporated	32,000	52
Yanzhou Coal Mining Company Limited *	88,000	106

TOTAL HONG KONG COMMON STOCK		2,582

HUNGARY COMMON STOCK - 1.22%
Gedeon Richter Rt.	3,050	301
Magyar Olaj-es Gazipari Reszvenytarsasag	4,465	184
Magyar Tavkozlesi Rt.	66,900	269

TOTAL HUNGARY COMMON STOCK		754

INDIA COMMON STOCK - 8.45%
ABB Limited	4,200	64
Bharat Electronics Limited +	16,500	194
Bharat Petroleum Corporation Limited	31,133	232
Cipla Limited +	17,250	93
Container Corporation of India Limited	5,000	67
Doctor Reddy’s Laboratories Limited	1,700	28
Doctor Reddy’s Laboratories Limited, ADR *	13,000	220
GAIL (India) Limited	18,200	77
GAIL (India) Limited, GDR, 144A (Note A)	9,600	241
GlaxoSmithKline Pharmaceutical Limited	4,500	58
Grasim Industries Limited	3,500	74
Hero Honda Motors Limited	11,000	102
Hindalco Industries Limited	3,000	71
Hindalco Industries Limited, GDR, 144A (Note A)	17,650	417
Hindustan Lever Limited	132,588	332
Housing Development Finance Corporation Limited	5,500	68

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
ICICI Bank Limited +	42,700	$246
ICICI Bank Limited, ADR	7,300	95
Ind Dev Bank India	53,000	77
Infosys Technologies Limited, ADR *	3,800	191
ITC Limited	14,273	318
Mahanagar Telephone Nigam Limited	179,500	502
Mahindra & Mahindra Limited	6,000	58
Oil and Natural Gas Corporation Limited	16,000	247
Reliance Industries Limited	56,405	595
Satyam Computer Services Limited	15,400	113
Siemens India Limited	1,800	35
State Bank of India, GDR +	4,500	102
State Bank of India, GDR, 144A (Note A)	10,200	232
Steel Authority of India Limited +	100,000	86

TOTAL INDIA COMMON STOCK		5,235

INDONESIA COMMON STOCK - 3.00%
Bank Central Asia +	436,000	89
Bank Internasional Indonesia +	2,885,500	49
Bumi Resources Tbk +	2,631,500	166
Hindustan Petroleum Corporation Limited	47,000	322
PT Astra Agro Lestari Tbk	264,000	64
PT Bank Mandiri	1,610,000	220
PT Bank Rakyat Indonesia	574,000	108
PT Gudang Garam Tbk	136,900	213
PT Indocement Tunggal Prakarsa Tbk +	321,500	56
PT Indofood Sukses Makmur Tbk	2,506,000	192
PT Ramayana Lestari Sentosa Tbk	125,500	59
PT Telekomunikasi Indonesia	380,500	323

TOTAL INDONESIA COMMON STOCK		1,861

ISRAEL COMMON STOCK - 1.03%
Bank Hapoalim Limited	65,880	179
Check Point Software Technologies +	17,790	354
Supersol Limited	44,000	105

TOTAL ISRAEL COMMON STOCK		638

MALAYSIA COMMON STOCK - 2.50%
Commerce Asset-Holding Berhad	66,000	81
Gamuda Berhad	201,200	281
Genting Berhad	66,500	263
Kuala Lumpur Kepong Berhad	43,000	72
Magnum Corporation Berhad	121,000	77
Malaysia International Shipping Corporation Berhad	33,700	109
Proton Holdings Berhad +	32,100	68
Resorts World Berhad	43,700	104
Sime Darby Berhad	247,600	365
SP Setia Berhad	74,499	74
YTL Corporation Berhad	46,000	53

TOTAL MALAYSIA COMMON STOCK		1,547

MEXICO COMMON STOCK - 7.47%
America Movil S.A. de C.V., ADR	21,955	784
Cemex S.A. de C.V.	30,047	170
Cemex S.A. de C.V., ADR	6,833	193
Coca-Cola Femsa, S.A. de C.V., ADR *	28,875	592
Controladora Commercial Mexicana S.A. de C.V. +	182,000	183
DESC S.A. de C.V.	500,000	135
Fomento Economico Mexicano S.A. de C.V., ADR	2,600	114

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Grupo Continental, S.A.	120,850	$189
Grupo Televisa, S.A., ADR	9,800	461
Kimberly-Clark de Mexico, S.A. de C.V.	153,000	412
Telefonos de Mexico, S.A. de C.V., ADR	25,978	802
Wal-Mart de Mexico, S.A. de C.V., ADR	4,462	136
Wal-Mart de Mexico, S.A. de C.V., Series C	150,321	458

TOTAL MEXICO COMMON STOCK		4,629

PHILIPPINES COMMON STOCK - 0.41%
ABS-CBN Broadcasting Corporation +	135,000	49
Bank of the Philippine Islands	176,336	132
Manila Electric Company +	165,900	70

TOTAL PHILIPPINES COMMON STOCK		251

POLAND COMMON STOCK - 1.73%
Bank Przemyslowo-Handlowy SA	1,087	119
KGHM Polska Miedz SA +	22,291	176
Polski Koncern Naftowy Orlen SA	15,157	124
Telekomunika CTA Polska, GDR	35,100	140
Telekomunikacja Polska SA	120,575	482
Telekomunikacja Polska SA, GDR, 144A (Note A)	8,100	32

TOTAL POLAND COMMON STOCK		1,073

RUSSIA - 4.41%
RUSSIA PREFERRED STOCK - 0.53%
JSC Surgutneftegaz, ADR *	1,328	53
Uralsvyazinform, ADR	20,100	119
Vimpel Communications, ADR +	300	26
VolgaTelecom, ADR	26,800	129

TOTAL RUSSIA PREFERRED STOCK		327

RUSSIA COMMON STOCK - 3.88%
JSC Surgutneftegaz, ADR	8,211	275
LUKOIL Oil Company, ADR	10,077	1,098
Mining and Metallurgical Company Norilsk Nickel, ADR	4,049	207
Mobile Telesystems, ADR +	600	70
Mobile Telesystems, GDR, 144A (Note A) +	1,800	200
RAO Gazprom +	8,900	263
RAO Gazprom, ADR	2,200	65
Yukos Oil Company, ADR *	14,318	226

TOTAL RUSSIA COMMON STOCK		2,404

TOTAL RUSSIA		2,731

SINGAPORE - 0.13%
Total Access Communications *+	29,000	80

TOTAL SINGAPORE		80

SOUTH AFRICA COMMON STOCK - 15.06%
ABSA Group Limited	14,800	121
African Bank Investments Limited	204,700	379
African Life Assurance Company Limited	72,321	143
Anglo American plc	54,390	1,157
Anglo American Platinum Corporation Limited	3,800	146
AngloGold Limited	4,700	155
AngloGold Limited, ADR	7,400	243
Anglovaal Industries Limited	19,800	60
Aveng Limited	135,600	160
Bidvest Group Limited	45,114	395
Edgars Consolidated Stores	6,200	158

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Gold Fields Limited, ADR	5,100	$53
Harmony Gold Mining Company Limited	29,499	325
Illovo Sugar Limited	85,200	92
Impala Platinum Holdings Limited	2,529	200
Imperial Holdings Limited	14,800	165
Iscor Limited	12,500	75
Kumba Resources Limited	18,300	104
Massmart Holdings Limited	42,500	219
Metro Cash and Carry Limited +	475,852	190
MTN Group Limited	94,640	406
Nampak Limited	171,900	381
Nedcor Limited	84,386	805
Network Healthcare Holdings Limited	18,800	14
Old Mutual	253,300	482
Sanlam Limited +	100,600	141
Sappi Limited	35,100	499
Sasol Limited	35,200	583
Shoprite Holdings Limited	225,600	339
Standard Bank Group Limited	37,540	257
Steinhoff International Holdings Limited +	336,479	432
Telkom South Africa Limited, ADR	21,500	275
Tiger Brands Limited	3,150	44
The Tongaat-Hulett Group Limited	19,100	133

TOTAL SOUTH AFRICA COMMON STOCK		9,331

SOUTH KOREA - 15.09%
SOUTH KOREA PREFERRED STOCK - 0.37%
Daishin Securities Company Limited +	5,740	34
Samsung Electronics Company Limited +	790	194

TOTAL SOUTH KOREA PREFERRED STOCK		228

SOUTH KOREA COMMON STOCK - 14.72%
Cheil Communications, Incorporated	230	29
Cheil Industries, Incorporated	11,810	138
CJ Corporation	3,860	189
Daewoo Shipbuilding & Marine Engineering Company Limited	8,760	103
Daishin Securities Company Limited	6,160	70
Handsome Corporation	12,610	97
Hankook Tire Company Limited	37,580	283
Hyundai Department Store Company Limited	8,030	202
Hyundai Industrial and Development	10,730	98
Hyundai Mobis	6,620	278
Hyundai Motor Company Limited	6,930	257
Industrial Bank of Korea	19,300	102
INI Steel Company	14,740	127
Kangwon Land Incorporated	24,291	253
Kia Motors Corporation	20,650	161
Kookmin Bank +	8,371	230
Kookmin Bank, ADR +	6,800	188
Korea Electric Power Corporation	55,150	926
Korea Exchange Bank +	7,519	40
KT Corporation, ADR *	30,200	537
KT&G Corporation	6,960	167
LG Electronics, Incorporated	600	25
LG Household and Health Care Limited	4,060	99
LG Investment and Securities Company Limited +	26,660	146
POSCO	2,980	406
Pusan Bank	12,250	67
Samsung Corporation	15,410	165

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Samsung Electro Mechanics Company Limited +	11,840	$285
Samsung Electronics Company Limited	4,500	1,603
Samsung Fire & Marine Insurance Company Limited	4,570	255
Samsung SDI Company Limited	11,250	1,052
Shinhan Financial Group Company Limited	5,540	81
STX Shipbuilding Company Limited	8,130	76
SK Telecom Company Limited	1,650	224
SK Telecom Company Limited, ADR *	3,600	64
Tong Yang Confectionery Corporation	1,550	98

TOTAL SOUTH KOREA COMMON STOCK		9,121

TOTAL SOUTH KOREA		9,349

TAIWAN COMMON STOCK - 10.38%
Accton Technology Corporation +	144,396	64
Acer, Incorporated	75,518	97
Asia Optical Company, Incorporated	54,071	243
Asustek Computer, Incorporated	211,125	466
Catcher Technology Company Limited	18,000	47
Cathay Financial Holding Company Limited	43,000	71
Cheng Shin Industries	105,216	134
China Development Financial Holding Corporation +	302,000	139
China Motor Company	110,000	123
Chinatrust Financial Holding Company Limited	158,387	162
Compal Electronics, Incorporated	545,000	544
CTCI Corporation	153,000	81
CyberLink Corporation	27,000	64
Delta Electronics, Incorporated	157,650	194
Elan Microelectronics Corporation	107,060	71
Evergreen Marine Corporation	140,880	104
Faraday Technology Corporation	16,973	25
First Financial Holding Company Limited +	290,000	192
Fubon Financial Holding Company Limited	116,000	96
Hon Hai Precision Industry Company Limited	81,100	292
Infortrend Technology, Incorporated	33,640	79
Kaulin Manufacturing Company Limited	33,000	45
Largan Precision Company Limited	10,440	70
Media Tek, Incorporated	27,162	157
Nan Ya Plastics Corporation	5,133	7
Nien Hsing Textile Company Limited	151,000	115
Novatek Microelectronics Corporation Limited	29,550	78
Phoenixtec Power Company Limited	71,355	65
Polaris Securities Company Limited	190,920	84
Quanta Computer, Incorporated	175,298	284
Richtek Technology Corporation	13,000	28
Sina Corporation *+	1,000	28
SinoPac Holdings	701,736	347
Springsoft Systems Limited	51,795	107
Sunplus Technology Company Limited +	62,000	80
Taishin Financial Holdings Company Limited	135,000	103
Taiwan Cellular Corporation	301,635	272
Taiwan Cement Corporation	374,480	165
Tsann Keun Enterprise Company Limited	42,000	42
United Microelectronics Corporation +	1,016,251	649
United Microelectronics Corporation, ADR *+	21,710	80
Waffer Technology Company Limited	47,000	83
Ya Hsin Industrial Company Limited	156,000	186
Yaego Corporation +	171,000	71

TOTAL TAIWAN COMMON STOCK		6,434

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
THAILAND COMMON STOCK - 4.01%
Advanced Info Services PCL	71,600	$156
Asian Property Development Company Limited +	446,800	42
Bangkok Bank PCL +	152,300	350
Banpu Company	24,500	83
Charoen Pokphand Foods PCL +	948,000	82
CP Seven Eleven PCL +	61,600	94
Delta Electronics, Incorporated +	110,000	53
Italian-Thai Development PCL +	495,200	110
Kasikornbank PCL +	256,000	294
Kasikornbank PCL, NVDR +	69,600	79
Krung Thai Bank PCL	1,273,600	251
Lalin Property PCL +	148,400	25
Land & Houses PCL	417,100	98
MBK Public Company Limited +	23,400	29
PTT Exploration and Production PCL +	13,700	96
PTT Public Company Limited	45,300	162
Ratchaburi Electric Generating Company +	32,700	32
Siam City Bank PCL +	64,000	37
Siam Commercial Bank PCL	266,200	290
Siam Makro PCL +	81,600	97
Sino-Thai Engineering & Construction PCL +	98,700	22

TOTAL THAILAND COMMON STOCK		2,482

TURKEY COMMON STOCK - 2.75%
Akbank T.A.S.	75,645,482	312
Akcansa Cimento A.S.	51,582,000	117
Arcelik A.S. +	27,957,350	149
Enka Insaat ve Sanayi A.S.	5,136,451	108
Hurriyet Gazetecilik ve Matbaacilik A.S.	104,106,130	190
Tupras-Turkiye Petrol Rafinerileri A.S.	29,594,000	216
Turkcell Iletisim Hizmetleri A.S.	29,350,679	120
Turkiye Garanti Bankasi A.S. +	73,628,400	227
Turkiye Is Bankasi (Isbank)	14,372,184	55
Trakya Cam Sanayii A.S.	41,845,815	103
Yapi ve Kredi Bankasi A.S. +	39,989,000	107

TOTAL TURKEY COMMON STOCK		1,704

VENEZUELA COMMON STOCK - 0.16%
Compania Anonima Nacional Telfonos de Venezuela, ADR	5,109	102

TOTAL VENEZUELA COMMON STOCKS		102

TOTAL STOCKS		59,926

SHORT TERM INVESTMENTS - 7.64% (Note B)
American AAdvantage Money Market Select Fund	3,383,205	3,383
AMR Investments Enhanced Cash Business Trust	1,350,000	1,350

TOTAL SHORT TERM INVESTMENTS		4,733

TOTAL INVESTMENTS - 104.36% (Cost $58,334) (Note C)		64,659

LIABILITIES, NET OF OTHER ASSETS - (4.36%)		(2,700)

TOTAL NET ASSETS - 100%		$61,959

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,375 or 2.22% of net assets.

AMERICAN AADVANTAGE EMERGING MARKETS FUND
Schedule of Investments
July 31, 2004 (Unaudited)

(B) Affiliated issuer

(C) At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $59,475 and the net unrealized appreciation of investments based on that cost is $5,184 which is comprised of $8,593 aggregate gross unrealized appreciation and $3,409 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

+ - non-income producing

AMR Investment Services Emerging Markets Fund
Emerging Markets Sector Diversification
July 31, 2004 (Unaudited)

Percent of Net Assets
Consumer Discretionary	10.31%
Consumer Staples	7.98%
Energy	9.30%
Financials	16.84%
Health Care	1.22%
Industrials	9.01%
Information Technology	11.94%
Materials	12.07%
Short-Term Investments	7.64%
Telecommunication Services	13.40%
Utilities	4.65%
Liabilities, net of Other Assets	-4.36%

100.00%

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE ENHANCED INCOME FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
U.S. TREASURY OBLIGATIONS - 6.52%
U.S. TREASURY NOTES - 5.51%
3.625%, Due 7/15/2009 *	$1,000	$997
4.00%, Due 2/15/2014 *	2,500	2,409
4.75%, Due 5/15/2014 *	2,300	2,349

TOTAL U.S. TREASURY NOTES		5,755

U. S. TREASURY BONDS - 1.01%
8.75%, Due 8/15/2020 *	750	1,051

TOTAL U. S. TREASURY BONDS		1,051

TOTAL U.S. TREASURY OBLIGATIONS		6,806

U.S. AGENCY OBLIGATIONS - 1.04%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.50%
5.125%, Due 10/15/2008 *	500	524

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		524

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.54%
6.625%, Due 11/15/2010 *	500	559

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		559

TOTAL U.S. AGENCY OBLIGATIONS		1,083

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.13%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.19%
Pool E01492, 5.50%, Due 10/1/2018	1,213	1,248

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		1,248

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.77%
Pool 323789, 6.00%, Due 6/1/2014	292	306
Pool 254545, 5.00%, Due 12/1/2017	615	621
Pool 555549, 5.00%, Due 6/1/2018	1,504	1,517
Pool 254865, 4.50%, Due 9/1/2018	1,272	1,254
Pool 545759, 6.50%, Due 7/1/2032	1,292	1,350
Pool C01598, 5.00%, Due 8/1/2033	935	914
Pool C01786, 5.50%, Due 2/1/2034	1,405	1,411
Pool 725238, 5.00%, Due 3/1/2034	761	744

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		8,117

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.17%
Pool 780921, 7.00%, Due 11/15/2013	473	504
Pool 780454, 7.00%, Due 10/15/2026	477	509
Pool 002379, 8.00%, Due 2/20/2027	313	342
Pool 781564, 6.00%, Due 2/15/2033	693	715
Pool 781690, 6.00%, Due 12/15/2033	995	1,025
Pool 003515, 5.50%, Due 2/20/2034	1,257	1,264

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,359

TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS		13,724

ASSET-BACKED SECURITIES - 0.96%
Household Automotive Trust 2004-1 A3, 3.30%, 5/18/2009	1,000	1,000

TOTAL ASSET-BACKED SECURITIES		1,000

CORPORATE BONDS - 52.46%
BANKS - 6.88%
Banco Popular North America Inc,
6.125%, Due 10/15/2006	500	528
4.25%, Due 4/1/2008	300	302
Bank One Corporation, 4.90%, Due 4/30/2015	500	473
Credit Suisse First Boston, 6.50%, Due 5/1/2008	500	540

AMERICAN AADVANTAGE ENHANCED INCOME FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
FleetBoston Financial Corporation, 8.625%, Due 1/15/2007	$200	$224
HSBC Bank USA, Incorporated, 7.00%, Due 11/1/2006	1,500	1,627
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)	300	292
St. George Bank Limited, 7.15%, Due 10/15/2005, 144A (Note A)	1,510	1,581
Wachovia Corporation, 6.40%, Due 4/1/2008	1,500	1,623

TOTAL BANKS		7,190

FINANCE - 26.91%
AEGON, N.V., 8.00%, Due 8/15/2006	225	247
American Honda Finance Corporation, 2.875%, Due 4/3/2006, 144A (Note A)	650	651
Bear Stearns Companies, Incorporated,
3.00%, Due 3/30/2006	500	501
2.875%, Due 7/2/2008	300	287
Boeing Capital Corporation, 5.40%, Due 11/30/2009	700	728
Capital One Bank,
4.25%, Due 12/1/2008	1,000	991
5.125%, 2/15/2014 *	200	192
Cendant Corporation,
6.875%, Due 8/15/2006	1,100	1,176
3.875%, Due 11/27/2011	500	518
Countrywide Home Loan, Incorporated, 3.50%, Due 12/19/2005	1,250	1,261
Credit Suisse First Boston USA, Incorporated, 5.875%, Due 8/1/2006	1,500	1,577
Ford Motor Credit Company, 7.375%, Due 10/28/2009	1,300	1,395
General Motors Acceptance Corporation,
6.75%, Due 1/15/2006	1,000	1,047
7.25%, Due 3/2/2011	1,100	1,157
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013	350	333
John Hancock Global Funding,
5.625%, Due 6/27/2006	1,400	1,465
3.75%, Due 9/30/2008	1,000	988
Heller Financial, Incorporated, 6.375%, Due 3/15/2006	1,500	1,580
International Lease Finance Corporation, 6.375%, Due 3/15/2009	725	783
Lehman Brothers Holdings, Incorporated, 3.50%, Due 8/7/2008	1,000	977
Lincoln National Corporation, 4.75%, Due 2/15/2014	200	190
MassMutual Global Funding II, 3.80%, Due 4/15/2009, 144A (Note A)	1,000	988
Morgan Stanley, 6.10%, Due 4/15/2006	550	579
PHH Corporation, 6.00%, Due 3/1/2008	300	318
Prudential Financial, Incorporated, 4.50%, Due 7/15/2013	375	352
Prudential Insurance Company of America, 6.375%, Due 7/23/2006, 144A (Note A)	2,000	2,124
Salomon, Incorporated, 6.75%, Due 1/15/2006	1,000	1,056
Synovus Financial Corporation,
7.25%, Due 12/15/2005	1,500	1,591
4.875%, Due 2/15/2013	500	490
Transamerica Corporation, 6.75%, Due 11/15/2006	1,000	1,070
Verizon Global Funding Corporation, 4.375%, Due 6/1/2013	200	186
VW Credit Incorporated, 1.88%, Due 7/21/2005, 144A (Note A)	1,000	1,000
Washington Mutual, Incorporated, 4.625%, Due 4/1/2014	350	323

TOTAL FINANCE		28,121

FOREIGN - 0.29%
Ontario Province, Canada, CDA, 3.35%, Due 7/16/2007	300	299

TOTAL FOREIGN		299

INDUSTRIALS - 17.41%
AmeriPath, Incorporated, 10.50%, Due 4/1/2013	400	406
AT&T Broadband Corporation, 8.375%, Due 3/15/2013	700	830
AT&T Wireless Services, Incorporated,
7.35%, Due 3/1/2006	600	639
8.125%, Due 5/1/2012	250	293

AMERICAN AADVANTAGE ENHANCED INCOME FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013	$550	$541
Bunge Limited Finance Corporation,
7.80%, Due 10/15/2012	200	230
5.35%, Due 4/15/2014, 144A (Note A)	500	484
Citadel Broadcasting Corporation, 1.875%, Due 2/15/2011, 144A (Note A)	140	120
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006	250	271
DaimlerChrysler North America,
4.75%, Due 1/15/2008	700	712
6.50%, Due 11/15/2013	350	365
Dell Computer Corporation, 6.55%, Due 4/15/2008	200	218
Deutsche Telekom International,
8.25%, Due 6/15/2005	175	183
3.875%, Due 7/22/2008 *	500	495
Dole Food Company, Incorporated, 8.875%, Due 3/15/2011	400	423
EOG Resources, Incorporated, 4.75%, Due 3/15/2014, 144A (Note A)	350	337
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014	350	327
Equistar Chemicals, LP, 10.625%, Due 5/1/2011	400	444
First Data Corporation, 3.375%, Due 8/1/2008	1,000	979
France Telecom SA, 8.75%, Due 3/10/2011	500	583
Freeport-McMoRan Copper & Gold, Incorporated, 10.125%, Due 2/1/2010	400	444
Hertz Corporation, 4.70%, Due 10/2/2006	900	914
Jacuzzi Brands, Incorporated, 9.625%, Due 7/1/2010	400	432
Kroger Company, 8.15%, Due 7/15/2006	1,000	1,086
Legrand SA, 8.50%, Due 2/15/2025	400	422
Mediacom Communications Corporation, 9.50%, Due 1/15/2013 *	400	370
Nabors Industries, Incorporated, 0.00%, Due 6/15/2023	280	264
Northrop Grumman Corporation, 7.125%, Due 2/15/2011	510	574
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012	450	500
Pope & Talbot, Incorporated, 8.375%, Due 6/1/2013	355	366
Pulte Homes, Incorporated,
4.875%, Due 7/15/2009	100	100
5.25%, Due 1/15/2014	125	120
Royal Caribbean Cruises Limited,
0.00%, Due 5/18/2021	210	145
7.50%, Due 10/15/2027	400	382
Saks, Incorporated, 2.00%, Due 3/15/2024, 144A (Note A)	490	452
Sprint Capital Corporation,
6.00%, Due 1/15/2007	1,200	1,262
8.375%, Due 3/15/2012	175	205
Union Pacific Corporation, 6.50%, Due 4/15/2012	350	378
Verizon Virginia, 4.625%, Due 3/15/2013	500	473
WH Holdings (Cayman Islands) Limited, 9.50%, Due 4/1/2011, 144A (Note A)	400	418

TOTAL INDUSTRIALS		18,187

PHARMACEUTICAL - 0.27%
Teva Pharmaceuticals,
0.25%, Due 2/1/2024	120	119
0.50%, Due 2/1/2024	170	167

TOTAL PHARMACEUTICAL		286

UTILITY - 0.70%
Calpine Corporation, 8.50%, Due 2/15/2011 *	500	313
Teco Energy, Incorporated, 7.50%, Due 6/15/2010	400	419

TOTAL UTILITY		732

TOTAL CORPORATE BONDS		54,815

AMERICAN AADVANTAGE ENHANCED INCOME FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
CONVERTIBLE BONDS - 12.02%
CONSUMER DISCRETIONARY - 0.43%
General Motors Corporation, 6.25%, Due 7/15/2033	$16	$453

TOTAL CONSUMER DISCRETIONARY		453

ENERGY - 0.44%
CenterPoint Energy, Incorporated, 3.75%, Due 5/15/2023, 144A (Note A)	390	455

TOTAL ENERGY		455

FINANCIALS - 3.32%
American Financial Group, Incorporated, 1.486%, Due 6/2/2033	1,325	553
Americredit Corporation, 1.75%, Due 11/15/2023, 144A (Note A)	200	241
Financial Federal Corporation, 2.00%, Due 4/15/2034, 144A (Note A)	285	276
IOS Capital, LLC, 5.00%, Due 5/1/2007, 144A (Note A)	130	135
QLT, Incorporated, 3.00%, Due 9/15/2023, 144A (Note A)	250	312
Silicon Valley Bancshares, 0.00%, Due 6/15/2008	240	283
SLM Corporation, 4.00%, Due 1/15/2009	1,300	1,285
Travelers Property Casualty Corporation, 4.50%, Due 4/15/2032	17	380

TOTAL FINANCIALS		3,465

HEALTH CARE - 1.02%
Health Management Association, Incorporated, 1.50%, Due 8/1/2023	480	490
Invitrogen Corporation, 2.00%, Due 8/1/2023, 144A (Note A)	250	264
Watson Pharmaceuticals, Incorporated, 1.75%, Due 3/15/2023, 144A (Note A)	335	314

TOTAL HEALTH CARE		1,068

INDUSTRIALS - 6.81%
Andrew Corporation, 3.25%, Due 8/15/2013, 144A (Note A)	425	488
Anixter International, Incorporated, 0.00%, Due 7/7/2033	275	139
Apogent Technologies, Incorporated, 2.25%, Due 10/15/2021	530	591
Avnet, Incorporated, 2.00%, Due 3/15/2034	270	258
Carnival Corporation, 0.00%, Due 10/24/2021 *	715	573
Celestica, Incorporated, 7.875%, Due 7/1/2011	260	266
Disney Walt Company, 2.125%, Due 4/15/2023	475	490
Fisher Scientific International, Incorporated, 3.25%, Due 3/1/2024	160	171
GrafTech International Limited, 1.625%, Due 1/15/2024, 144A (Note A)	210	201
Halliburton Company, 3.125%, Due 7/15/2023, 144A (Note A)	210	231
International Game Technology, 0.00%, Due 1/29/2033	315	233
Juniper Networks, Incorporated, 0.00%, Due 6/15/2008, 144A (Note A)	215	287
Kaydon Corporation, 4.00%, Due 5/23/2023, 144A (Note A)	230	268
Leucadia National Corporation, 7.00%, Due 8/15/2013	400	392
Liberty Media Corporation, 0.75%, Due 3/30/2023, 144A (Note A)	355	389
Morgan Stanley Group, Incorporated, 0.25%, Due 4/1/2009	560	535
Schlumberger Limited, 2.125%, Due 6/1/2023 *	280	296
Teradyne, Incorporated, 3.75%, Due 10/15/2006	240	242
Tyco International Group S.A.,
2.75%, Due 1/15/2018	575	817
2.75%, Due 1/15/2018, 144A (Note A)	175	249

TOTAL INDUSTRIALS		7,116

TOTAL CONVERTIBLE BONDS		12,557

CONVERTIBLE PREFERRED STOCK - 5.73%
CONSUMER DISCRETIONARY - 0.48%
Ford Motor Company Capital Trust II	9,400	502

TOTAL CONSUMER DISCRETIONARY		502

AMERICAN AADVANTAGE ENHANCED INCOME FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
ENERGY - 0.83%
Amerada Hess Corporation	4,900	$370
Kerr-McGee Corporation	8,500	501

TOTAL ENERGY		871

FINANCIALS - 1.38%
Cummins Capital Trust I *	4,000	314
Hartford Financial Services Group	8,500	537
Prudential Financial, Incorporated	2,900	203
Washington Mutual, Incorporated	7,200	385

TOTAL FINANCIALS		1,439

INDUSTRIALS - 3.04%
Activision, Incorporated +	33,750	494
AutoDesk, Incorporated	8,800	354
Disney Walt Company	21,000	485
Interpublic Group of Companies, Incorporated	3,850	186
L-3 Communications Holdings, Incorporated	9,000	550
Motorola, Incorporated	8,500	390
Phelps Dodge Corporation	840	138
Safeco Corporation	12,300	579

TOTAL INDUSTRIALS		3,176

TOTAL CONVERTIBLE PREFERRED STOCK		5,988

COMMON STOCK - 3.04%
CONSUMER DISCRETIONARY - 2.79%
Albertsons, Incorporated	5,500	142
Bausch and Lomb, Incorporated	10,600	653
Home Depot, Incorporated	13,600	459
McDonald’s Corporation	15,500	426
Starbucks Corporation +	13,000	610
Tyson Foods, Incorporated	33,000	629

TOTAL CONSUMER DISCRETIONARY		2,919

INFORMATION TECHNOLOGY - 0.25%
Avaya, Incorporated +	17,500	256

TOTAL INFORMATION TECHNOLOGY		256

TOTAL COMMON STOCK		3,175

SHORT-TERM INVESTMENTS - 14.20% (Note B)
American AAdvantage Money Market Select Fund	14,840,462	14,840

TOTAL SHORT-TERM INVESTMENTS		14,840

TOTAL INVESTMENTS - 109.10% (Cost $113,850) (Note C)		113,988

LIABILITIES, NET OF OTHER ASSETS - (9.10%)		(9,506)

TOTAL NET ASSETS - 100%		$104,482

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of the securities amounted to $12,557 or 12.02% of net assets.

(B) Affiliated issuer

AMERICAN AADVANTAGE ENHANCED INCOME FUND
Schedule of Investments
July 31, 2004 (Unaudited)

(C) At July 31, 2004 the aggregate cost of investments for federal income tax purposes is the same as for financial reporting purposes. The net unrealized appreciation of investments is $138 which is comprised of $1,906 aggregate gross unrealized appreciation and $1,768 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

+ - non-income producing

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
CORPORATE BONDS - 91.86%
CONSUMER DISCRETIONARY - 29.46%
AUTO COMPONENTS - 4.61%
Advanced Accessory Systems, LLC, 10.75%, Due 6/15/2011	$1,425	$1,429
ArvinMeritor, Incorporated, 8.75%, Due 3/1/2012	1,750	1,890
Asbury Automotive Group, Incorporated,
9.00%, Due 6/15/2012	1,700	1,730
8.00%, Due 3/15/2014, 144A (Note A)	800	752
Collins & Aikman Corporation, 10.75%, Due 12/31/2011	2,025	2,066
GenCorp, Incorporated, 9.50%, Due 8/15/2013,	2,600	2,717
General Motors Corporation, 7.125%, Due 7/15/2013 *	4,300	4,412
United Components, Incorporated, 9.375%, Due 6/15/2013	1,500	1,582

TOTAL AUTO COMPONENTS		16,578

HOTELS, RESTAURANTS & LEISURE - 10.88%
AMC Entertainment, Incorporated,
9.50%, Due 2/1/2011 *	2,000	2,040
9.875%, Due 2/1/2012	750	769
AMF Bowling Worldwide Incorporated, 10.00%, Due 3/1/2010, 144A (Note A) *	2,000	2,065
Aztar Corporation,
9.00%, Due 8/15/2011	1,000	1,094
7.875%, Due 6/15/2014, 144A (Note A)	1,625	1,643
Booth Creek Ski Holdings, Incorporated, 12.50%, Due 3/15/2007	2,500	2,506
Chumash Casino & Resort Enterprises, 9.00%, Due 7/15/2010	1,250	1,363
Cinemark, Incorporated, 1.00%, Due 3/15/2014, 144A (Note A)	2,000	1,320
Coast Hotels and Casinos, Incorporated, 9.50%, Due 4/1/2009	740	775
Florida Panthers Holdings, Incorporated, 9.875%, Due 4/15/2009	3,000	3,161
Horseshoe Gaming, LLC, 8.625%, Due 5/15/2009	7,049	7,358
Loews Cineplex Entertainment Corporation, 9.00%, Due 8/1/2014, 144A (Note A)	2,500	2,463
Penn National Gaming, Incorporated, 11.125%, Due 3/1/2008	1,500	1,639
Poster Financial Group, Incorporated, 8.75%, Due 12/1/2011, 144A (Note A)	1,800	1,827
Station Casinos, Incorporated, 6.875%, Due 3/1/2016, 144A (Note A)	1,000	972
Town Sports International, Incorporated, 9.625%, Due 4/15/2011	800	774
Turning Stone Casino Resort, 9.125%, Due 12/15/2010, 144A (Note A)	3,710	3,951
Vicorp Restaurants, Incorporated, 10.50%, Due 4/15/2011, 144A (Note A)	1,000	1,035
Warner Music Group, 7.375%, Due 4/15/2014, 144A (Note A)	2,500	2,387

TOTAL HOTELS, RESTAURANTS & LEISURE		39,142

MEDIA - 5.08%
Alliance Atlantis Communications, Incorporated, 13.00%, Due 12/15/2009	2,000	2,185
American Lawyer Media, Incorporated, 9.75%, Due 12/15/2007	2,000	1,937
Charter Communications Operations, 8.00%, Due 4/30/2012, 144A (Note A)	500	482
Dex Media West, LLC,
9.875%, Due 11/15/2009	1,000	1,130
9.875%, Due 8/15/2013	750	846
0.00%, Due 11/15/2013, 144A (Note A)	1,000	695
Echostar DBS Corporation,
10.375%, Due 10/1/2007	4,000	4,250
9.125%, Due 1/15/2009	1,350	1,482
Kabel Deutschland GMBH, 10.625%, Due 7/1/2014, 144A (Note A)	2,500	2,562
LBI Media, Incorporated, 10.125%, Due 7/15/2012	1,000	1,105
PEI Holdings, Incorporated, 11.00%, Due 3/15/2010	1,391	1,614

TOTAL MEDIA		18,288

RETAIL - 8.31%
CSK Auto Corporation, 7.00%, Due 1/15/2014	1,250	1,181
Dollar General Corporation, 8.625%, Due 6/15/2010	3,180	3,538
Finlay Fine Jewelry Corporation, 8.375%, Due 6/1/2012, 144A (Note A)	1,575	1,654
FTD, Incorporated, 7.75%, Due 2/15/2014, 144A (Note A)	2,150	2,053

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Group 1 Automotive, Incorporated, 8.25%, Due 8/15/2013	$1,000	$1,040
J C Penney, Incorporated, 9.75%, Due 6/15/2021	4,000	4,100
NationsRent, Incorporated, 9.50%, Due 10/15/2010, 144A (Note A)	1,250	1,325
Pep Boys, Incorporated,
6.71%, Due 11/3/2004	1,000	1,000
7.00%, Due 6/1/2005	700	716
6.88%, Due 3/6/2006	1,000	1,022
Rite Aid Corporation,
12.50%, Due 9/15/2006	750	853
8.125%, Due 5/1/2010	1,000	1,047
9.50%, Due 2/15/2011	500	549
Samsonite Corporation, 8.875%, Due 6/1/2011, 144A (Note A)	1,000	1,018
Toys R Us, Incorporated,
7.625%, 8/1/2011	1,450	1,479
7.375%, Due 10/15/2018	1,625	1,544
United Rentals North America, Incorporated, 6.50%, Due 2/15/2012	2,850	2,750
Woolworth Corporation, 8.50%, Due 1/15/2022	2,900	3,031

TOTAL RETAIL		29,900

TEXTILES & APPAREL - 0.58%
Day International Group, Incorporated, 9.50%, Due 3/15/2008	500	503
Phillips-Van Heusen Corporation,
7.25%, Due 2/15/2011, 144A (Note A)	1,050	1,071
7.75%, Due 11/15/2023	500	500

TOTAL TEXTILES & APPAREL		2,074

TOTAL CONSUMER DISCRETIONARY		105,982

CONSUMER STAPLES - 2.60%
Advantica Restaurant Group, Incorporated, 12.75, Due 9/30/2007	1,500	1,612
Borden, Incorporated,
9.20%, Due 3/15/2021	2,250	2,048
7.875%, Due 2/15/2023	1,850	1,517
Chiquita Brands International, Incorporated, 10.56%, Due 3/15/2009	750	813
Herbalife International, Incorporated, 11.75%, Due 7/15/2010	2,975	3,369

TOTAL CONSUMER STAPLES		9,359

ENERGY - 9.21%
AES Corportaion, 4.50%, Due 8/15/2005	1,500	1,485
Alpha Natural Resources, LLC, 10.00%, Due 6/1/2012, 144A (Note A)	500	538
Calpine Corporation, 8.50%, Due 7/15/2010, 144A (Note A) *	2,100	1,691
Citgo Petroleum Corporation, 11.375%, Due 2/1/2011	2,500	2,900
DPL Inc, 6.875%, Due 9/1/2011 *	1,100	1,119
Dynegy Holdings, Incorporated, 10.125%, Due 7/15/2013, 144A (Note A)	2,400	2,646
Energy Partners Limited, 8.75%, Due 8/1/2010	1,000	1,060
Ferrelgas Escrow, LLC, 6.75%, Due 5/1/2014	1,000	968
Frontier Oil Corporation, 11.75%, Due 11/15/2009	1,700	1,840
Massey Energy Company, 6.625%, Due 11/15/2010	1,500	1,530
Newfield Exploration Company, 8.375%, Due 8/15/2012	1,000	1,080
Paramount Resources Limited, 7.875%, Due 11/1/2010	2,500	2,413
PG&E Gas Transmission, Northwest Company, 7.80%, Due 6/1/2025	2,500	2,484
Sierra Pacific Power Company, 8.00%, Due 6/1/2008	1,900	2,042
Star Gas Partners, L.P., 10.25%, Due 2/15/2013	2,725	2,916
Swift Energy Company, 7.675%, Due 7/15/2011	500	511
Tennessee Gas Pipeline Company, 8.375%, Due 6/15/2032	500	499
Terex Corporation, 7.375%, Due 1/15/2014	1,500	1,511
Trench Electric SA, 10.25%, Due 12/15/2007	1,000	1,034
United Refining Company, 10.75%, Due 6/15/2007	2,800	2,852

TOTAL ENERGY		33,119

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
FINANCIALS - 2.90%
BCP Caylux Holdings Luxembourg, 9.625%, 6/15/2014, 144A (Note A)	$3,000	$3,127
E Trade Financial Corporation, 8.00%, Due 6/15/2011, 144A (Note A)	2,375	2,387
Refco Financial Holdings, LLC, 9.00%, Due 8/1/2012, 144A (Note A)	2,375	2,375
Thornburg Mortgage, Incorporated, 8.00%, 5/15/2013	2,500	2,550

TOTAL FINANCIALS		10,439

HEALTH CARE - 6.87%
BIOTECHNOLOGY - 1.36%
Athena Neurosciences Financial, LLC, 7.25%, Due 2/21/2008	1,000	987
HealthSouth Corporation,
6.875%, 6/15/2005 *	1,950	1,972
8.375%, Due 10/1/2011	2,000	1,930

TOTAL BIOTECHNOLOGY		4,889

EQUIPMENT & SUPPLIES - 0.84%
Duane Reade, Incorporated, 9.75%, Due 8/1/2011, 144A (Note A)	2,500	2,494
Leiner Health Products, Incorporated, 11.00%, Due 6/1/2012, 144A (Note A)	500	520

TOTAL EQUIPMENT & SUPPLIES		3,014

HEALTHCARE PROVIDERS & SERVICES - 4.67%
Fountain View, Incorporated, 9.25%, Due 8/19/2008	2,567	2,567
Interactive Health, LLC, 7.25%, Due 4/1/2011, 144A (Note A)	1,800	1,620
Jean Coutu Group PJC, Incorporated, 144A (Note A)
7.625%, Due 8/1/2012	1,000	1,007
8.50%, Due 8/1/2014	1,750	1,735
National Health Investors, 7.30%, Due 7/16/2007	1,000	1,018
NDCHealth Corporation, 10.50%, Due 12/1/2012	2,675	2,929
Pacificare Health Systems, Incorporated, 10.75%, Due 6/1/2009	1,625	1,844
Quintiles Transnational Corporation, 10.00%, Due 10/1/2013	1,730	1,778
Vicar Operating, Incorporated, 9.875%, Due 12/1/2009	1,116	1,228
US Oncology, Incorporated, 9.625%, Due 2/1/2012	900	1,062

TOTAL HEALTHCARE PROVIDERS & SERVICES		16,788

TOTAL HEALTH CARE		24,691

INFORMATION TECHNOLOGY - 4.39%
COMMUNICATIONS EQUIPMENT - 1.10%
Corning, Incorporated,
7.00%, Due 3/15/2007	1,300	1,300
6.30%, Due 3/1/2009	1,650	1,705
6.20%, Due 3/15/2016	1,000	945

TOTAL COMMUNICATIONS EQUIPMENT		3,950

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.25%
Amkor Technology, Incorporated, *
9.25%, Due 2/15/2008	500	488
10.50%, Due 5/1/2009	2,650	2,484
7.125%, Due 3/15/2011, 144A (Note A)	1,250	1,069
Fairchild Semiconductor Corporation, 10.50%, Due 2/1/2009	1,000	1,078
Flextronics International Limited, 6.50%, Due 5/15/2013	2,550	2,505
Freescale Semiconductor, Incorporated, 7.125%, 7/15/2014, 144A (Note A)	4,000	4,060

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		11,684

SOFTWARE - 0.04%
Peregrine Systems, Incorporated, 6.50%, Due 8/15/2007	152	146

TOTAL SOFTWARE		146

TOTAL INFORMATION TECHNOLOGY		15,780

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
INDUSTRIALS - 24.93%
AEROSPACE & ENGINEERING - 2.21%
Dunlop Standard Aerospace Holdings, plc,
11.875%, Due 5/15/2009	$466	$494
11.875%, Due 5/15/2009, 144A (Note A)	1,956	2,073
K & F Industries, Incorporated, 9.625%, Due 12/15/2010	2,500	2,731
Transdigm, Incorporated, 8.375%, Due 7/15/2011	2,500	2,638

TOTAL AEROSPACE & ENGINEERING		7,936

CONSTRUCTION & ENGINEERING - 3.23%
Beazer Homes USA, Incorporated, 8.375%, 4/15/2012	1,000	1,070
Interline Brands, Incorporated, 11.50%, Due 5/15/2011	3,500	3,867
KB Home, 7.75%, Due 2/1/2010	1,000	1,045
K. Hovnanian Enterprises, Incorporated, 8.875%, Due 4/1/2012 *	2,700	2,950
Schuler Homes, Incorporated, 9.375%, Due 7/15/2009	1,500	1,650
Technical Olympic USA, Incorporated, 9.00%, Due 7/1/2010	1,000	1,030

TOTAL CONSTRUCTION & ENGINEERING		11,612

COMMERCIAL SERVICES & SUPPLIES - 19.12%
Alliance Laundry Holdings, LLC, 9.625%, Due 5/1/2008	1,140	1,163
Allied Waste North American, Incorporated, 10.00%, Due 8/1/2009	750	791
Alpharma, Incorporated, 8.625%, Due 5/1/2011, 144A (Note A)	650	671
Biovail Corporation, 7.875%, Due 4/1/2010 *	1,950	1,960
Cadmus Communications Corporation, 8.375%, Due 6/15/2014, 144A (Note A)	1,200	1,242
Case New Holland, Incorporated, 9.25%, 8/1/2011, 144A (Note A)	1,000	1,082
Celestica, Incorporated, 7.875%, 7/1/2011	1,000	1,022
CHC Helicopter Corporation, 7.375%, Due 5/1/2014	1,250	1,247
Columbus McKinnon Corporation, 10.00%, Due 8/1/2010	1,000	1,073
Communications and Power Industries, Incorporated, 8.00%, Due 2/1/2012	500	505
Compass Minerals Group, Incorporated, 10.00%, Due 8/15/2011	1,000	1,110
Compass Minerals International, Incorporated, 0.00%, Due 6/1/2013	1,825	1,424
Corrections Corporation of America, 7.50%, Due 5/1/2011	900	928
Crown Cork and Seal Financial, plc, 7.00%, 12/15/2006	450	459
Crown European Holdings, SA, 10.875%, 3/1/2013	1,000	1,148
Da-Lite Screen Company, Incorporated, 9.50%, Due 5/15/2011	750	785
Fisher Scientific International, Incorporated, 6.75%, Due 8/15/2014, 144A (Note A)	1,000	999
Geo Sub Corporation, 11.00%, Due 5/15/2012, 144A (Note A)	500	502
Hercules, Incorporated, 6.75%, Due 10/15/2029, 144A (Note A)	1,750	1,715
Hexcel Corporation,
9.875%, Due 10/1/2008	250	278
9.75%, Due 1/15/2009	3,700	3,885
HMH Properties, Incorporated, 7.875%, Due 8/1/2008	2,260	2,322
IMC Global, Incorporated, 11.25%, Due 6/1/2011	1,000	1,160
Invensys, plc, 9.875%, Due 3/15/2011, 144A (Note A)	1,250	1,259
Iron Mountain, Incorporated,
8.625%, Due 4/1/2013	500	537
6.625%, Due 1/1/2016	2,500	2,306
IPCS Escrow Company, 11.50%, Due 5/1/2012, 144A (Note A) *	650	669
ISPAT Inland, Incorporated, 9.75%, Due 4/1/2014, 144A (Note A)	1,000	1,032
Medical Device Manufacturing, Incorporated, 10.00%, Due 7/15/2012, 144A (Note A)	1,150	1,179
Mothers Work, Incorporated, 11.25%, Due 8/1/2010	1,000	1,005
Newark Group, Incorporated, 9.75%, Due 3/15/2014, 144A (Note A)	2,850	2,736
Pantry, Incorporated, 7.75%, Due 2/15/2014, 144A (Note A)	1,000	1,000
Phibro Animal Health Corporation, 13.00%, Due 12/1/2007, 144A (Note A)	1	550
J.B. Poindexter Incorporated, 8.75%, Due 3/15/2014, 144A (Note A)	1,000	1,045
Polypore, Incorporated, 8.75%, Due 5/15/2012	875	928
Pride International, Incorporated, 10.00%, Due 6/1/2009	2,435	2,557
Pride Petroleum Services, Incorporated, 9.375%, Due 5/1/2007	1,250	1,269

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Quality Distribution, LLC, 9.00%, Due 11/15/2010, 144A (Note A)	$1,255	$1,219
Russell Corporation, 9.25%, 5/1/2010	1,500	1,609
Seagate Technology HDD Holdings, 8.00%, Due 5/15/2009	1,500	1,560
Sheridan Acquisition Corporation, 10.25%, Due 8/15/2011, 144A (Note A)	750	796
Sheridan Group, Incorporated, 10.25%, Due 8/15/2011, 144A (Note A)	250	265
Siebe plc, 7.125%, Due 1/15/2007, 144A (Note A)	1,498	1,513
Superior Essex Communications, 9.00%, Due 4/15/2012, 144A (Note A)	2,150	2,139
UAP Holding Corporation, 1.00%, Due 7/15/2012, 144A (Note A)	2,000	1,570
UNOVA, Incorporated,
6.875%, Due 3/15/2005	2,000	2,027
7.00%, Due 3/15/2008	2,000	2,000
Unisys Corporation, 7.875%, 4/1/2008	3,270	3,336
URS Corporation, 12.25%, 5/1/2009	200	213
WH Holdings (Cayman Islands) Limited, 9.50%, Due 4/1/2011, 144A (Note A)	500	523
WII Components, Incorporated, 10.00%, Due 2/15/2012, 144A (Note A) *	650	645
Xerox Corporation,
7.625%, Due 6/15/2013	2,800	2,870
7.20%, due 4/1/2016	1,000	955

TOTAL COMMERCIAL SERVICES & SUPPLIES		68,783

MACHINERY - 0.37%
Joy Global, Incorporated, 8.75%, Due 3/15/2012	1,176	1,323

TOTAL MACHINERY		1,323

TOTAL INDUSTRIALS		89,654

MATERIALS - 5.95%
CHEMICALS - 3.07%
Casella Waste System, Incorporated, 9.75%, Due 2/1/2013	2,000	2,170
FMC Corporation, 6.75%, Due 5/5/2005	2,000	2,040
IMC Global, Incorporated, 11.25%, Due 6/1/2011	1,600	1,856
Nalco Company, 144A (Note A)
7.75%, Due 11/15/2011	500	520
8.875%, Due 11/15/2013	955	1,003
Resolution Performance Products, 8.00%, Due 12/15/2009	1,000	1,030
Rhodia SA, 10.25%, Due 6/1/2010, 144A (Note A)	750	765
Westlake Chemical Corporation, 8.75%, Due 7/15/2011	1,500	1,646

TOTAL CHEMICALS		11,030

CONTAINERS & PACKAGING - 2.74%
Crown Holdings, Incorporated, 9.50%, Due 3/1/2011	1,500	1,642
Intertape Polymer, Incorporated, 8.50%, Due 8/1/2014, 144A (Note A)	1,000	985
Owens-Brockway Glass Containers, Incorporated,
8.875%, Due 2/15/2009	3,590	3,904
8.75%, Due 11/15/2012	1,250	1,375
Silgan Holdings, Incorporated, 6.75%, Due 11/15/2013, 144A (Note A)	2,000	1,960

TOTAL CONTAINERS & PACKAGING		9,866

PAPER & FOREST PRODUCTS - 0.14%
Appleton Papers, Incorporated, 8.125%, Due 6/15/2011, 144A (Note A)	500	513

TOTAL PAPER & FOREST PRODUCTS		513

TOTAL MATERIALS		21,409

TELECOMMUNICATION SERVICES - 5.55%
FairPoint Communications, Incorporated, 11.875%, Due 3/1/2010	2,065	2,395
GST Equipment Funding, Incorporated, 13.25%, Due 5/1/2007	2,500	6
MCI, Incorporated,
5.908%, Due 5/1/2007	1,750	1,695
6.688%, Due 5/1/2009	2,000	1,843
Nextel Communications, 9.375%, Due 11/15/2009	500	534

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Qwest Services Corporation, 144A (Note A)
13.50%, Due 12/15/2010	$5,200	$6,091
9.125%, Due 3/15/2012	1,250	1,375
Rogers Communications, Incorporated, 2.00%, Due 11/26/2005	1,500	1,432
SBA Telecom, Incorporated, 0.00%, Due 12/15/2011	2,490	1,886
Triton PCS, Incorporated, 8.50%, Due 6/1/2013	1,000	930
US Unwired, Incorporated, 5.791%, Due 6/15/2010	1,000	1,008
US West Communication, 8.875%, Due 6/1/2031	800	774

TOTAL TELECOMMUNICATION SERVICES		19,969

TOTAL CORPORATE BONDS		330,402

COMMON STOCKS - 0.14%
Peregrine Systems, Incorporated	28,000	504

TOTAL COMMON STOCKS		504

SHORT TERM INVESTMENTS - 10.97% (Note B)
American AAdvantage Money Market Select Fund (Note B)	22,701,163	22,701
Short-Term Investment Company Liquid Asset Fund	391,072	391
Credit Suisse First Boston Tri Party Repo, 1.363%, Due 8/2/2004, (Note C)	$4,500	4,500
Harwood Street Funding I. Discount Commercial Paper, Due 8/2/2004	5,840	5,840
Morgan Stanley Tri Party Repo, 1.363%, Due 8/2/2004, (Note D)	6,000	6,000

TOTAL SHORT TERM INVESTMENTS		39,432

TOTAL INVESTMENTS - 102.97% (Cost $363,488) (Note E)		370,338

LIABILITIES, NET OF OTHER ASSETS - (2.97%)		(10,684)

TOTAL NET ASSETS - 100%		$359,654

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $94,180 or 26.19% of net assets.

(B)	Affiliated issuer

(C)	Collateral held at J.P. Morgan Chase consists of Popular, Inc., 6.125%, Due 10/15/2006, Market Value — $4,591

(D)	Collateral held at the Bank of New York consists of SunTrust Capital III, 2.53%, Due 3/15/2028, Market Value — $1,953, Columbus Southern Power Co., 6.85%, Due 10/3/2005, Market Value — $1,030 and Boeing Capital Corp., 6.54%, Due 4/24/2006, Market Value — $3,137

(E)	At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $363,525 and the net unrealized appreciation of investments based on that cost is $6,813 which is comprised of $9,370 aggregate gross unrealized appreciation and $2,557 aggregate gross unrealized depreciation.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
U.S. TREASURY OBLIGATIONS - 14.71%
U.S. TREASURY BONDS - 5.00%
7.50%, Due 11/15/2016 *	$700	$873
9.125%, Due 5/15/2018 *	500	709
7.875%, Due 2/15/2021	500	653
6.875%, Due 8/15/2025 *	370	446
6.25%, Due 5/15/2030 *	600	681
5.375%, Due 2/15/2031 *	1,450	1,485

TOTAL U.S. TREASURY BONDS		4,847

U.S. TREASURY NOTES - 9.71%
1.625%, Due 9/30/2005 *	1,000	994
4.625%, Due 5/15/2006 *	1,330	1,377
3.875%, Due 5/15/2009 *	1,995	2,013
3.00%, Due 7/15/2012 *	867	942
4.00%, Due 2/15/2014 *	2,325	2,240
4.75%, Due 5/15/2014 *	1,805	1,844

TOTAL U.S. TREASURY NOTES		9,410

TOTAL U.S. TREASURY OBLIGATIONS		14,257

U.S. AGENCY OBLIGATIONS - 6.08%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.40%
5.125%, Due 10/15/2008 *	500	524
5.875%, Due 3/21/2011 *	380	404
5.00%, Due 3/1/2018	893	900
6.00%, Due 1/1/2033	671	689
6.00%, Due 8/1/2033	904	928
5.50%, Due 11/1/2033	812	816
6.00%, Due 12/11/2033	949	974

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		5,235

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.68%
5.125%, Due 1/2/2014 *	545	538
7.25%, Due 5/15/2030	100	120

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		658

TOTAL U.S. AGENCY OBLIGATIONS		5,893

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 32.68%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.62%
Pool #G11202, 6.00%, Due 11/1/2016	341	357
Pool #B12563, 5.00%, Due 2/1/2019	645	650
Pool #E01602, 4.50%, Due 3/1/2019	965	950
Pool #G00738, 8.00%, Due 7/1/2027	287	313
Pool #C00647, 6.50%, Due 9/1/2028	215	225
Pool #C01598, 5.00%, Due 8/1/2033	1,169	1,142
Pool #C01786, 5.50%, Due 2/1/2034	843	847

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		4,484

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.99%
Pool #488099, 5.50%, Due 2/1/2014	649	670
Pool #535846, 6.00%, Due 4/1/2016	706	739
Pool #545449, 6.50%, Due 2/1/2017	754	798
Pool #648511, 6.00%, Due 6/1/2017	1,256	1,312
Pool #545823, 5.50%, Due 8/1/2017	801	825
Pool #254545, 5.00%, Due 12/1/2017	1,230	1,242
Pool #254865, 4.50%, Due 9/1/2018	1,091	1,075
Pool #761337, 5.00%, Due 4/1/2019	486	490
Pool #100293, 9.50%, Due 8/1/2029	284	320
Pool #759666, 6.50%, Due 4/1/2031	747	784
Pool #784358, 7.00%, Due 5/1/2031	363	386
Pool #581864, 6.50%, Due 7/1/2031	232	243
Pool #769018, 6.50%, Due 12/1/2031	449	470
Pool #705607, 6.00%, Due 6/1/2033	298	305
Pool #713706, 5.50%, Due 8/1/2033	844	849
Pool #730570, 6.00%, Due 8/1/2033	764	785
Pool #727223, 5.50%, Due 9/1/2033	709	712

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Pool #740238, 6.00%, Due 9/1/2033	$139	$142
Pool #741901, 5.50%, Due 10/1/2033	624	627
Pool #749219, 5.50%, Due 10/1/2033	148	148
Pool #555880, 5.50%, Due 11/1/2033	1,849	1,858
Pool #758322, 5.50%, Due 12/1/2033	891	896
Pool #725238, 5.00%, Due 3/1/2034	1,522	1,488
Pool #765304, 5.50%, Due 3/1/2034	281	282

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		17,446

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.07%
Pool #780085, 11.50%, Due 8/15/2018	196	223
Pool #780400, 7.00%, Due 12/15/2025	650	694
Pool #780615, 6.50%, Due 8/15/2027	651	685
Pool #780680, 6.50%, Due 11/15/2027	547	576
Pool #780747, 6.50%, Due 3/15/2028	942	989
Pool #780936, 7.50%, Due 12/15/2028	419	451
Pool #781273, 6.00%, Due 4/15/2031	832	859
Pool #555732, 6.50%, Due 3/15/2032	228	239
Pool #781564, 6.00%, Due 2/15/2033	1,017	1,048
Pool #616094, 6.00%, Due 11/15/2033	739	761
Pool #781690, 6.00%, Due 12/15/2033	765	789
Pool #003515, 5.50%, Due 2/20/2034	1,858	1,868
Pool #003517, 6.00%, Due 2/20/2034	562	578

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		9,760

TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS		31,690

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.27%
Banc of America Commercial Mortgage, Incorporated 2003-2 A2, 4.342%, Due 3/11/2041	265	263
General Electric Capital Commercial Mortgage Corporation 2003-C2 A2, 4.865%, Due 7/10/2039	495	499
General Electric Commercial Mortgage Corporation 2003-C2 A2, 4.17%, Due 7/10/2037	312	311
JP Morgan Chase Commercial Mortgage Securities Corporation 2003-CB7 A3, 4.449%, Due 1/12/2038	403	396
Morgan Stanley Dean Witter Discover & Company 2003-T11 A2, 4.34%, Due 6/13/2041	300	298
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2, 3.989%, Due 6/15/2035	464	430

TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS		2,197

CORPORATE OBLIGATIONS - 36.45%
FINANCIAL - 15.97%
AEGON, N.V., 8.00%, Due 8/15/2006	300	329
American General Finance Corporation, 5.375%, Due 9/1/2009	180	186
Assurant, Incorporated, 5.625%, Due 2/15/2014, 144A (Note A)	225	224
Banco Popular North America Inc, 4.25%, Due 4/1/2008	400	403
Bank One Corporation,
5.90%, Due 11/15/2011	340	357
4.90%, Due 4/30/2015 *	200	189
Boeing Capital Corporation, 5.40%, Due 11/30/2009	450	468
Bear Stearns Companies, Incorporated, 2.875%, Due 7/2/2008	400	382
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013	150	147
Capital One Bank,
6.70%, Due 5/15/2008	350	378
5.75%, Due 9/15/2010	180	186
5.125%, Due 2/15/2014	350	335
Caterpillar Financial Services, 2.625%, Due 1/30/2007	250	246
Cendant Corporation, 6.875%, Due 8/15/2006	450	481
Countrywide Home Loan, Incorporated,
3.50%, Due 12/19/2005	750	757
3.25%, Due 5/21/2008	290	281
Credit Suisse First Boston, 6.50%, Due 5/1/2008	350	378
John Deere Capital Corporation, 3.75%, Due 1/13/2009	275	270
Deutsche Telekom International Finance Corporation, 8.50%, Due 6/15/2010	150	177
Fleet Norstar Financial Group, Incorporated, 8.625%, Due 1/15/2007	400	449
Ford Motor Credit Company,
6.50%, Due 1/25/2007	185	195
7.375%, Due 10/28/2009	800	858

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
General Motors Acceptance Corporation,
6.125%, Due 8/28/2007	$240	$252
7.25%, Due 3/2/2011	700	736
8.375%, Due 7/15/2033 *	255	267
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013	250	238
Household Finance Corporation,
5.75%, Due 1/30/2007	500	528
6.375%, Due 11/27/2012	255	274
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)	400	389
International Lease Finance Corporation,
3.30%, Due 1/23/2008	280	273
6.375%, Due 3/15/2009	250	270
Lincoln National Corporation, 4.75%, Due 2/15/2014	100	95
Merrill Lynch & Company, Incorporated, 4.125%, Due 1/15/2009	280	278
Morgan Stanley, 4.75%, Due 4/1/2014	375	350
PHH Corporation, 6.00%, Due 3/1/2008	200	212
PNC Funding Corporation, 7.50%, Due 11/1/2009	270	308
Prudential Financial, Incorporated,
3.75%, Due 5/1/2008	130	129
4.50%, Due 7/15/2013	300	282
SLM Corporation,
3.95%, Due 8/15/2008	225	224
4.00%, Due 1/15/2009	700	692
Sprint Capital Corporation,
6.00%, Due 1/15/2007	485	510
8.375%, Due 3/15/2012	150	176
8.75%, Due 3/15/2032	225	273
Synovus Financial Corporation, 4.875%, Due 2/15/2013	200	196
Verizon Global Funding Corporation, 4.375%, Due 6/1/2013	400	373
Washington Mutual Financial Corporation,
6.875%, Due 5/15/2011	190	209
4.625%, Due 4/1/2014	300	277

TOTAL FINANCIAL		15,487

INDUSTRIALS - 17.38%
Anheuser Busch Companies, Incorporated, 6.50%, Due 1/1/2028	500	536
AT&T Broadband Corporation, 8.375%, Due 3/15/2013	448	531
AT&T Wireless Services, Incorporated,
7.35%, Due 3/1/2006	800	852
8.125%, Due 5/1/2012	390	456
8.75%, Due 3/1/2031	170	212
Atlantic Richfield Company, 8.50%, Due 4/1/2012	255	316
Baxter International, Incorporated, 5.25%, Due 5/1/2007	315	327
Bunge Limited Finance Corporation, 7.80%, Due 10/15/2012	150	172
Bristol Myers Squibb Company, 4.00%, Due 8/15/2008, 144A (Note A)	340	340
Carnival Corporation, 3.75%, Due 11/15/2007	380	377
Cendant Corporation, 6.25%, Due 1/15/2008	255	274
Clear Channel Communications, 4.40%, Due 5/15/2011	315	300
Comcast Cable Communications,
7.625%, Due 2/15/2008	230	253
6.75%, Due 1/30/2011	160	174
Conagra Foods, Incorporated,
7.125%, Due 10/1/2026	530	605
7.00%, Due 10/1/2028	400	437
ConocoPhillips, 3.625%, Due 10/15/2007	575	575
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006	250	271
DaimlerChrysler North America,
4.75%, Due 1/15/2008	345	351
6.50%, Due 11/15/2013	300	312
Dell Computer Corporation, 6.55%, Due 4/15/2008	400	437
The Walt Disney Company, 5.375%, Due 6/1/2007	145	151
EOG Resources, Incorporated, 4.75%, Due 3/15/2014, 144A (NoteA)	300	289
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014	300	280
France Telecom SA, 8.75%, Due 3/1/2011	450	525
Harley Davidson, Incorporated, 2.69%, Due 4/15/2011	365	361
Hertz Corporation, 4.70%, Due 10/2/2006	450	457

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Hewlett Packard Company, 5.75%, Due 12/15/2006	$325	$343
International Business Machines Corporation, 4.875%, Due 10/1/2006	245	255
Kerr McGee Corporation, 5.875%, Due 9/15/2006	480	502
Lockheed Martin Corporation, 7.20%, Due 5/1/2036	470	546
Martin Marietta Material, Incorporated, 6.90%, Due 8/15/2007	300	328
Norfolk Southern Corporation, 7.05%, Due 5/1/2037	155	167
Northrop Grumman Corporation, 7.125%, Due 2/15/2011	250	281
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012	150	167
Pepsi Bottling Group, Incorporated, 7.00%, Due 3/1/2029	350	397
Pulte Homes, Incorporated,
4.875%, Due 7/15/2009	100	100
5.25%, Due 1/15/2014	100	96
Reed Elsevier Capital, Incorporated, 6.125%, Due 8/1/2006	485	512
Schering Plough Corporation, 6.50%, Due 12/1/2033	200	205
Target Corporation, 7.00%, Due 7/15/2031 *	350	397
Time Warner, Incorporated, 7.625%, Due 4/15/2031	155	171
Union Oil Company of California, 7.90%, Due 4/18/2008	100	111
Union Pacific Corporation, 6.50%, Due 4/15/2012	200	216
Univision Communications, Incorporated, 3.875%, Due 10/15/2008	390	384
Verizon Communications, Incorporated, 6.36%, Due 4/15/2006	335	352
Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006	310	324
Wal-Mart Stores, Incorporated, 7.55%, Due 2/15/2030	350	425
Weyerhaeuser Company, 5.95%, Due 11/1/2008	210	224
Wyeth Corporation, 5.50%, Due 2/1/2014	180	174

TOTAL INDUSTRIALS		16,848

UTILITIES - 2.96%
AEP Texas Central Company, 6.65%, Due 2/15/2033	155	160
Appalachian Power Company, 5.95%, Due 5/15/2033	230	217
Consolidated Natural Gas Company, 6.875%, Due 10/15/2026	390	430
Devon Energy Corporation, 2.75%, Due 8/1/2006	215	212
Dominion Resources, Incorporated, 5.00%, Due 3/15/2013 *	150	146
Marathon Oil Corporation, 5.375%, Due 6/1/2007	255	267
MidAmerican Energy Holdings Company,
3.50%, Due 5/15/2008	270	261
5.875%, Due 10/1/2012	200	205
Progress Energy, Incorporated, 6.75%, Due 3/1/2006	320	337
Public Service Enterprise Group, Incorporated, 6.95%, Due 6/1/2012	240	263
TXU Electric Delivery, 4.81%, Due 11/15/2012	148	149
Xcel Energy, Incorporated, 7.00%, Due 12/1/2010	200	223

TOTAL UTILITIES		2,870

FOREIGN - 0.14%
United Mexican States, 7.50%, Due 4/8/2033	140	140

TOTAL FOREIGN		140

TOTAL CORPORATE OBLIGATIONS		35,345

ASSET-BACKED SECURITIES - 2.13%
Household Automotive Trust 2004-1 A3, 3.30%, Due 5/18/2009	700	700
MBNA Credit Card Master Trust 2003-A7 A7, 2.65%, Due 11/15/2010	568	543
Master Asset Securitization Trust 2002-6 2A1, 5.75%, Due 10/25/2017	820	825

TOTAL ASSET-BACKED SECURITIES		2,068

SHORT-TERM INVESTMENTS - 21.87% (Note B)
American AAdvantage Money Market Select Fund	17,058,259	17,058
AMR Investments Enhanced Cash Business Trust	4,152,414	4,152

TOTAL SHORT-TERM INVESTMENTS		21,210

TOTAL INVESTMENTS - 116.19% (Cost $113,079) (Note C)		112,660

LIABILITIES, NET OF OTHER ASSETS - (16.19%)		(15,696)

TOTAL NET ASSETS - 100%		$96,964

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,242 or 1.28% of net assets.

(B)	Affiliated issuer

(C)	At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $113,215 and the net unrealized depreciation of investments based on that cost is $555 which is comprised of $689 aggregate gross unrealized appreciation and $1,244 aggregate gross unrealized depreciation.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2004 (Unaudited)

The American AAdvantage International Equity Fund invests all of its investable assets in the International Equity Portfolio of the AMR Investment Services Trust. The schedule of investments of the AMR Investment Services Trust for the fiscal quarter ended July 31, 2004 was filed on September 29, 2004 under CIK 0001001641 and 1940 Act File Number 811-09098.

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2004 (unaudited)

	Par / Shares	Value
	(dollars in thousands)
COMMON STOCK - 98.88%
CONSUMER DISCRETIONARY - 17.29%
AUTO COMPONENTS - 0.25%
Johnson Controls, Incorporated	1,300	$73
Lear Corporation	500	28
Visteon Corporation	2,300	24

TOTAL AUTO COMPONENTS		125

AUTOMOBILES - 0.63%
Ford Motor Company	18,600	274
Harley Davidson, Incorporated	700	42

TOTAL AUTOMOBILES		316

HOUSEHOLD DURABLES - 0.36%
Centex Corporation	2,900	123
D R Horton, Incorporated	800	22
KB Home	100	6
Lennar Corporation	200	9
Pulte Homes, Incorporated	400	22

TOTAL HOUSEHOLD DURABLES		182

HOTELS, RESTAURANTS & LEISURE - 1.78%
Bob Evans Farms, Incorporated	900	24
Carnival Corporation	3,000	140
Choice Hotels, Incorporated	2,200	115
GTECH Holdings Corporation	3,800	161
Hilton Hotels Corporation	2,400	43
McDonald’s Corporation	6,500	179
Starwood Hotels and Resorts	2,000	90
Yum Brands, Incorporated	3,500	134

TOTAL HOTELS, RESTAURANTS & LEISURE		886

INTERNET & CATALOG RETAIL - 1.12%
Ebay, Incorporated +	7,100	556

TOTAL INTERNET & CATALOG RETAIL		556

LEISURE EQUIPMENT & PRODUCTS - 0.21%
Hasbro, Incorporated	5,300	96
Mattel, Incorporated	400	7

TOTAL LEISURE EQUIPMENT & PRODUCTS		103

MEDIA - 4.61%
The Walt Disney Company	8,390	194
Echostar Communications Corporation +	2,800	78
Fox Entertainment Group, Incorporated +	7,100	192
Gannett Company, Incorporated	2,200	183
Harman International Industries, Incorporated	6,100	523
Liberty Media Corporation +	3,100	26
The E.W. Scripps Company	1,600	164
Viacom, Incorporated	27,200	913
Washington Post Company	30	26

TOTAL MEDIA		2,299

MULTILINE RETAIL - 2.67%
Family Dollar Stores, Incorporated	400	11
Federated Department Stores, Incorporated	1,300	62
Kmart Holding Corporation *+	4,300	333
Kohl’s Corporation +	4,000	183

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2004 (unaudited)

	Par / Shares	Value
	(dollars in thousands)
Target Corporation	5,000	$218
Wal-Mart Stores, Incorporated	9,900	525

TOTAL MULTILINE RETAIL		1,332

SPECIALTY RETAIL - 3.87%
Abercrombie and Fitch Company	3,000	111
Autozone, Incorporated +	4,300	332
Avon Products, Incorporated	1,100	47
Barnes and Noble, Incorporated +	3,500	120
Bed Bath & Beyond, Incorporated +	2,800	99
Gap Inc.	7,300	166
Home Depot, Incorporated	13,400	452
Lowe’s Companies, Incorporated	4,700	229
RadioShack Corporation	5,600	157
Ross Stores, Incorporated	1,900	44
Saks, Incorporated +	2,100	27
TJX Companies, Incorporated	6,200	146

TOTAL SPECIALTY RETAIL		1,930

TEXTILES & APPAREL - 1.79%
Coach, Incorporated +	12,600	539
Jones Apparel Group, Incorporated	3,000	112
Nike, Incorporated	3,300	240

TOTAL TEXTILES & APPAREL		891

TOTAL CONSUMER DISCRETIONARY		8,620

CONSUMER STAPLES - 10.51%
BEVERAGES - 2.13%
Anheuser Busch Companies, Incorporated	5,800	301
Coca-Cola Company	14,400	632
Pepsico, Incorporated	2,600	130

TOTAL BEVERAGES		1,063

FOOD & DRUG RETAILING - 0.99%
Longs Drug Stores Corporation	1,400	29
Sysco Corporation	12,900	444
Walgreen Company	500	18

TOTAL FOOD & DRUG RETAILING		491

FOOD PRODUCTS - 1.56%
Kraft Foods, Incorporated	9,300	284
Tyson Foods, Incorporated	26,000	496

TOTAL FOOD PRODUCTS		780

HOUSEHOLD PRODUCTS - 2.73%
Procter & Gamble Company	26,100	1,361

TOTAL HOUSEHOLD PRODUCTS		1,361

PERSONAL PRODUCTS - 1.76%
Gillette Company	22,500	877

TOTAL PERSONAL PRODUCTS		877

TOBACCO - 1.34%
Altria Group, Incorporated	3,300	157
R.J. Reynolds Tobacco Holdings, Incorporated *	7,100	511

TOTAL TOBACCO		668

TOTAL CONSUMER STAPLES		5,240

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2004 (unaudited)

	Par / Shares	Value
	(dollars in thousands)
ENERGY - 1.75%
ENERGY EQUIPMENT & SERVICES - 0.60%
Baker Hughes, Incorporated	2,000	$81
Cooper Cameron Corporation +	2,300	118
Pride International, Incorporated +	4,200	76
Rowan Companies, Incorporated +	1,100	27

TOTAL ENERGY EQUIPMENT & SERVICES		302

OIL & GAS - 1.15%
ConocoPhillips	600	47
Sunoco, Incorporated	3,400	232
Unocal Corporation	100	4
Valero Energy Corporation	3,900	292

TOTAL OIL & GAS		575

TOTAL ENERGY		877

FINANCIALS - 10.99%
BANKS - 0.82%
Bank of Hawaii Corporation	600	27
Bank of New York, Incorporated	2,400	69
Greenpoint Financial Corporation	1,600	65
UnionBanCal Corporation	2,900	168
Wells Fargo & Company	1,400	80

TOTAL BANKS		409

DIVERSIFIED FINANCIALS - 5.52%
Charles Schwab Corporation	13,500	119
CIT Group, Incorporated	4,400	153
Citigroup, Incorporated	6,600	291
Countrywide Financial Corporation	2,500	180
Doral Financial Corporation	2,200	86
Federal Home Loan Mortgage Corporation	10,500	675
Federal National Mortgage Corporation	3,000	213
Moody’s Corporation	8,800	599
Morgan Stanley Dean Witter & Company	6,300	311
Legg Mason, Incorporated	1,000	79
Nuveen Investments, Incorporated	1,800	46

TOTAL DIVERSIFIED FINANCIALS		2,752

INSURANCE - 3.91%
Allstate Corporation	3,100	146
Ambac Financial Group, Incorporated	5,200	370
American International Group, Incorporated	500	35
Anthem, Incorporated +	3,800	313
W.R. Berkley Corporation	3,300	135
Hartford Financial Services Group, Incorporated	1,300	85
PMI Group, Incorporated	9,400	388
The Progressive Corporation	1,400	107
Prudential Financial, Incorporated	6,000	279
Wellpoint Health Networks, Incorporated +	900	91

TOTAL INSURANCE		1,949

REAL ESTATE - 0.74%
CarrAmerica Realty Corporation	800	24
Equity Office Properties Trust	3,000	78
Kimco Realty Corporation	600	29
LNR Property Corporation	4,400	238

TOTAL REAL ESTATE		369

TOTAL FINANCIALS		5,479

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2004 (unaudited)

	Par / Shares	Value
	(dollars in thousands)
HEALTH CARE - 24.62%
BIOTECHNOLOGY - 3.88%
Amgen, Incorporated +	8,400	$478
Biogen Idec, Incorporated +	10,600	636
Genentech, Incorporated +	4,700	229
Gilead Sciences, Incorporated +	8,200	530
Human Genome Sciences, Incorporated +	3,200	32
ImClone Systems, Incorporated +	500	29

TOTAL BIOTECHNOLOGY		1,934

HEALTH CARE EQUIPMENT & SUPPLIES - 2.74%
Boston Scientific Corporation +	10,800	413
Guidant Corporation	6,700	371
Respironics, Incorporated +	1,400	78
Zimmer Holdings, Incorporated +	6,600	504

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,366

HEALTH CARE PROVIDERS & SERVICES - 2.45%
Aetna, Incorporated	2,200	189
Becton Dickinson and Company	3,300	156
Cardinal Health, Incorporated	600	27
HCA, Incorporated	1,700	66
IMS Health, Incorporated	25,300	613
St. Jude Medical, Incorporated +	1,200	82
UnitedHealth Group, Incorporated	1,400	88

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,221

PHARMACEUTICALS - 15.55%
Allergan, Incorporated	6,800	514
Caremark Rx, Incorporated +	12,400	378
Eli Lilly & Company	10,400	663
Endo Pharmaceuticals Holdings, Incorporated +	5,200	100
Forest Laboratories, Incorporated +	8,300	417
Johnson & Johnson	42,200	2,332
McKesson Corporation	900	29
Medicis Pharmaceutical Corporation	2,630	94
OSI Pharmaceuticals, Incorporated +	1,700	102
Pfizer, Incorporated	91,960	2,939
Sepracor, Incorporated *+	2,900	133
Wyeth Corporation	1,300	46

TOTAL PHARMACEUTICALS		7,747

TOTAL HEALTH CARE		12,268

INDUSTRIALS - 6.62%
AEROSPACE & DEFENSE - 1.59%
Boeing Company	400	20
Lockheed Martin Corporation	5,100	270
Raytheon Company	8,500	285
United Technologies Corporation	2,300	215

TOTAL AEROSPACE & DEFENSE		790

COMMERCIAL SERVICES & SUPPLIES - 1.44%
First Data Corporation	6,300	281
W.W. Grainger, Incorporated	1,000	53
Hughes Supply, Incorporated	1,300	79
Staples, Incorporated	2,800	81
United Parcel Service, Incorporated	3,100	223

TOTAL COMMERCIAL SERVICES & SUPPLIES		717

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2004 (unaudited)

	Par / Shares	Value
	(dollars in thousands)
INDUSTRIAL CONGLOMERATES - 3.24%
3M Company	11,700	$964
General Electric Company	8,700	289
Tyco International Limited	11,600	360

TOTAL INDUSTRIAL CONGLOMERATES		1,613

MACHINERY - 0.28%
Caterpillar, Incorporated	1,400	103
Eaton Corporation	600	39

TOTAL MACHINERY		142

TRANSPORTATION - 0.07%
J.B. Hunt Transportation Services, Incorporated	900	35

TOTAL TRANSPORTATION		35

TOTAL INDUSTRIALS		3,297

INFORMATION TECHNOLOGY - 23.97%
COMMUNICATIONS EQUIPMENT - 6.34%
Cisco Systems, Incorporated +	58,900	1,229
Corning, Incorporated +	8,500	105
Juniper Networks, Incorporated *+	7,600	174
Motorola, Incorporated	53,300	849
Qualcomm, Incorporated	11,600	801

TOTAL COMMUNICATIONS EQUIPMENT		3,158

COMPUTERS & PERIPHERALS - 3.08%
Dell, Incorporated +	20,600	731
International Business Machines Corporation	2,300	200
Lexmark International, Incorporated +	3,900	345
NCR Corporation +	1,800	84
Storage Technology Corporation +	7,100	177

TOTAL COMPUTERS & PERIPHERALS		1,537

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.87%
Intersil Corporation	5,700	105
Sanmina-Sci Corporation +	45,100	331

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		436

INTERNET SOFTWARE & SERVICES - 1.61%
Electronic Arts, Incorporated +	2,800	140
Mercury Interactive Corporation +	3,800	139
Symantec Corporation +	11,000	514
Yahoo, Incorporated +	300	9

TOTAL INTERNET SOFTWARE & SERVICES		802

IT CONSULTING & SERVICES - 0.25%
Computer Sciences Corporation +	1,100	52
SunGard Data Systems, Incorporated +	3,100	72

TOTAL IT CONSULTING & SERVICES		124

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.82%
Advanced Micro Devices, Incorporated *+	7,000	87
Altera Corporation +	9,100	189
Analog Devices, Incorporated	7,200	286
Intel Corporation	77,000	1,877
Linear Technology Corporation	1,100	43
Microchip Technology, Incorporated	1,200	35
National Semiconductor Corporation +	1,300	22

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2004 (unaudited)

	Par / Shares	Value
	(dollars in thousands)
Novellus Systems, Incorporated +	8,000	$216
Xilinx, Incorporated +	4,900	144

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		2,900

SOFTWARE - 6.00%
Autodesk, Incorporated	4,100	165
BMC Software, Incorporated +	34,600	543
Microsoft Corporation	58,300	1,659
Oracle Corporation +	39,900	419
Take-Two Interactive Software, Incorporated *+	2,300	72
VERITAS Software Corporation +	7,000	133

TOTAL SOFTWARE		2,991

TOTAL INFORMATION TECHNOLOGY		11,948

MATERIALS - 1.20%
CHEMICALS - 0.11%
Dow Chemical Company	100	4
Praxair, Incorporated	1,300	51

TOTAL CHEMICALS		55

METALS & MINING - 1.09%
Alcoa, Incorporated	3,700	119
Newmont Mining Corporation	800	32
Nucor Corporation	3,100	259
United States Steel Corporation	3,500	133

TOTAL METALS & MINING		543

TOTAL MATERIALS		598

TELECOMMUNICATION SERVICES - 1.74%
DIVERSIFIED TELECOMMUNICATION - 0.18%
Verizon Communications, Incorporated	2,300	89

TOTAL DIVERSIFIED TELECOMMUNICATION		89

WIRELESS TELECOMMUNICATION SERVICE - 1.56%
AT&T Wireless Services, Incorporated +	5,500	79
Nextel Communications, Incorporated +	7,600	173
Sprint Corporation	28,000	523

TOTAL WIRELESS TELECOMMUNICATION SERVICE		775

TOTAL TELECOMMUNICATION SERVICES		864

ELECTRIC UTILITIES - 0.19%
Duquesne Light Holdings, Incorporated	1,300	25
Pinnacle West Capital Corporation	1,000	41
Texas Genco Holdings, Incorporated	600	28

TOTAL ELECTRIC UTILITIES		94

TOTAL COMMON STOCK		49,285

SHORT-TERM INVESTMENTS - 3.50%
American AAdvantage Money Market Select Fund (Note A)	1,433,813	1,434
AMR Investments Enhanced Cash Business Trust (Note A)	25,000	25
iShares Russell 1000 Growth Index Fund +*	6,280	285

TOTAL SHORT-TERM INVESTMENTS		1,744

TOTAL INVESTMENTS - 102.38% (Cost $48,391) (Note B)		51,029

LIABILITIES, NET OF OTHER ASSETS - (2.38%)		(1,187)

TOTAL NET ASSETS - 100%		$49,842

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2004 (unaudited)

(A)	Affiliated issuer

(B)	At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $49,998 and the net unrealized appreciation of investments based on that cost is $1,031 which is comprised of $3,343 aggregate gross unrealized appreciation and $2,312 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

+ - non-income producing

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
COMMON STOCK - 90.94%
CONSUMER DISCRETIONARY - 9.98%
AUTO COMPONENTS - 0.14%
Delphi Corporation	107,100	$1,019

TOTAL AUTO COMPONENTS		1,019

HOTELS, RESTAURANTS & LEISURE - 3.02%
Brinker International, Incorporated *+	108,000	3,868
Carnival Corporation	109,100	5,085
Mattel, Incorporated	172,400	3,020
McDonald’s Corporation	80,400	2,211
MGM Mirage, Incorporated +	107,500	4,746
Yum Brands, Incorporated +	82,400	3,163

TOTAL HOTELS, RESTAURANTS & LEISURE		22,093

HOUSEHOLD DURABLES - 1.86%
Centex Corporation	147,600	6,261
Fortune Brands, Incorporated	27,100	1,956
Konnklijke Philips Electronics NV *	158,266	3,835
Matsushita Electric Industrial Company Limited, ADR	115,000	1,548

TOTAL HOUSEHOLD DURABLES		13,600

LEISURE EQUIPMENT & PRODUCTS - 0.48%
Eastman Kodak Company	132,100	3,499

TOTAL LEISURE EQUIPMENT & PRODUCTS		3,499

MEDIA - 0.54%
Clear Channel Communications, Incorporated	40,000	1,428
Liberty Media Corporation *	230,240	2,512

TOTAL MEDIA		3,940

MULTILINE RETAIL - 3.51%
Federated Department Stores, Incorporated	69,100	3,311
May Department Stores Company	70,100	1,860
J.C. Penney Company, Incorporated	173,900	6,956
Sears, Roebuck, & Company	259,600	9,522
Target Corporation	92,100	4,016

TOTAL MULTILINE RETAIL		25,665

TEXTILES & APPAREL - 0.43%
Liz Claiborne, Incorporated	52,000	1,882
Polo Ralph Lauren Corporation	39,000	1,285

TOTAL TEXTILES & APPAREL		3,167

TOTAL CONSUMER DISCRETIONARY		72,983

CONSUMER STAPLES - 8.33%
FOOD & DRUG RETAILING - 0.78%
Albertson’s, Incorporated *	135,600	3,307
Safeway, Incorporated	113,700	2,403

TOTAL FOOD & DRUG RETAILING		5,710

FOOD PRODUCTS - 3.01%
Archer-Daniels-Midland Company	131,000	2,021
Conagra, Incorporated *	210,700	5,478
Dean Foods Company +	55,500	2,052
General Mills, Incorporated	39,500	1,774
Kellogg Company	53,000	2,208
Kraft Foods, Incorporated	133,400	4,075

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Performance Food Group Company *+	66,000	$1,635
Sara Lee Company	126,128	2,770

TOTAL FOOD PRODUCTS		22,013

HOUSEHOLD PRODUCTS - 0.28%
Kimberly Clark Corporation	32,000	2,050

TOTAL HOUSEHOLD PRODUCTS		2,050

TOBACCO - 4.26%
Altria Group, Incorporated	285,500	13,590
Gallaher Group plc, ADR	79,800	3,806
Imperial Tobacco Group plc, ADR	183,500	8,037
UST, Incorporated	150,400	5,708

TOTAL TOBACCO		31,141

TOTAL CONSUMER STAPLES		60,914

ENERGY - 7.84%
ENERGY EQUIPMENT & SERVICES - 0.66%
General Electric Company	74,300	2,470
Weatherford International Limited +	51,000	2,386

TOTAL ENERGY EQUIPMENT & SERVICES		4,856

OIL & GAS - 7.18%
BP plc, ADR	106,036	5,976
ChevronTexaco Corporation	69,181	6,617
ConocoPhillips	209,322	16,488
Devon Energy Corporation	56,800	3,947
Equitable Resources, Incorporated	25,500	1,308
Kerr-McGee Corporation *	42,600	2,237
Occidental Petroleum Corporation	185,300	9,130
Royal Dutch Petroleum Company *	40,700	2,047
Valero Energy Corporation	63,100	4,727

TOTAL OIL & GAS		52,477

TOTAL ENERGY		57,333

FINANCIALS - 25.55%
BANKS - 7.94%
Bank of America Corporation	200,321	17,029
Comerica, Incorporated	39,500	2,310
Keycorp Limited	121,900	3,679
Mitsubishi Tokyo Financial Group, Incorporated, ADR *	237,000	2,147
PNC Financial Services Group, Incorporated	101,827	5,152
TCF Financial Corporation	26,000	1,570
UnionBanCal Corporation	17,800	1,033
U. S. Bancorp, Incorporated	141,060	3,992
Wachovia Corporation	77,200	3,421
Washington Mutual, Incorporated	252,500	9,797
Wells Fargo & Company	138,500	7,951

TOTAL BANKS		58,081

DIVERSIFIED FINANCIALS - 8.61%
American Express Company	36,500	1,834
Bear Stearns Companies, Incorporated	33,000	2,753
Charles Schwab Corporation	193,000	1,695
CIT Group, Incorporated	85,500	2,972
Citigroup, Incorporated	275,638	12,153
Federal Home Loan Mortgage Corporation	71,600	4,605
Federal National Mortgage Association	44,000	3,122
Goldman Sachs Group, Incorporated	25,700	2,266

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Ing Groep NV, ADR	113,400	$2,621
JP Morgan Chase & Company	379,898	14,182
Merrill Lynch & Company, Incorporated	58,800	2,924
Morgan Stanley Dean Witter & Company	58,700	2,896
Principal Financial Group, Incorporated	148,500	5,048
SLM Corporation	101,600	3,853

TOTAL DIVERSIFIED FINANCIALS		62,924

INSURANCE - 9.00%
Ace Limited	88,900	3,608
Allstate Corporation	249,328	11,738
American International Group, Incorporated	23,000	1,625
Anthem, Incorporated *+	23,100	1,905
AON Corporation	57,200	1,512
Assurant, Incorporated +	84,700	2,067
Chubb Corporation	34,000	2,339
Conseco, Incorporated +	116,400	2,093
Hartford Financial Services Group, Incorporated	47,100	3,066
Loews Corporation	38,300	2,169
MetLife, Incorporated	341,600	12,185
MGIC Investments Corporation	68,000	4,828
Prudential Financial, Incorporated	138,600	6,453
The St. Paul Travelers Companies, Incorporated	126,300	4,682
Wellpoint Health Networks, Incorporated +	18,200	1,840
XL Capital Limited	51,900	3,668

TOTAL INSURANCE		65,778

TOTAL FINANCIALS		186,783

HEALTH CARE - 7.34%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.36%
Alcon, Incorporated	21,000	1,609
C. R. Bard, Incorporated	45,000	2,484
Baxter International, Incorporated	194,900	5,861

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		9,954

HEALTH CARE PROVIDERS & SERVICES - 2.52%
Aetna, Incorporated	85,600	7,344
Cigna Corporation	35,500	2,201
HCA, Incorporated	105,900	4,093
Health Net, Incorporated +	74,300	1,793
Tenet Healthcare Corporation +	264,800	2,960

TOTAL HEALTH CARE PROVIDERS & SERVICES		18,391

PHARMACEUTICALS - 3.46%
Astrazeneca plc, ADR *	48,000	2,156
Bristol-Myers Squibb Company	290,100	6,643
McKesson Corporation	35,200	1,132
Merck & Company, Incorporated	138,300	6,272
Pfizer, Incorporated	57,900	1,850
Schering Plough Corporation	260,100	5,062
Wyeth Corporation	61,300	2,170

TOTAL PHARMACEUTICALS		25,285

TOTAL HEALTH CARE		53,630

INDUSTRIALS - 12.47%
AEROSPACE & DEFENSE - 3.81%
Boeing Company	250,000	12,688
L3 Communications Holding Corporation +	40,000	2,446
Lockheed Martin Corporation	95,500	5,061

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Raytheon Company	144,900	$4,861
United Technologies Corporation	30,100	2,814

TOTAL AEROSPACE & DEFENSE		27,870

COMMERCIAL SERVICES & SUPPLIES - 2.18%
Cendant Corporation	501,900	11,483
Waste Management, Incorporated	157,165	4,423

TOTAL COMMERCIAL SERVICES & SUPPLIES		15,906

ELECTRICAL EQUIPMENT - 1.24%
Emerson Electrical Company	117,500	7,132
Molex, Incorporated	78,000	1,936

TOTAL ELECTRICAL EQUIPMENT		9,068

INDUSTRIAL CONGLOMERATES - 3.00%
Honeywell International, Incorporated	82,900	3,118
Textron, Incorporated	81,300	4,984
Tyco International Limited	446,300	13,835

TOTAL INDUSTRIAL CONGLOMERATES		21,937

MACHINERY - 0.94%
Caterpillar, Incorporated	44,800	3,292
ITT Industries, Incorporated	45,200	3,614

TOTAL MACHINERY		6,906

TRANSPORTATION - 1.30%
Burlington Northern Santa Fe Corporation	96,100	3,410
CSX Corporation	195,200	6,110

TOTAL TRANSPORTATION		9,520

TOTAL INDUSTRIALS		91,207

INFORMATION TECHNOLOGY - 6.12%
COMMUNICATIONS EQUIPMENT - 0.51%
Lucent Technologies, Incorporated *+	550,000	1,678
Motorola, Incorporated	128,000	2,039

TOTAL COMMUNICATIONS EQUIPMENT		3,717

COMPUTERS & PERIPHERALS - 2.33%
Apple Computer, Incorporated +	98,000	3,169
Hewlett Packard Company	233,600	4,707
International Business Machines Corporation	78,100	6,800
NCR Corporation +	51,000	2,368

TOTAL COMPUTERS & PERIPHERALS		17,044

IT CONSULTING & SERVICES - 1.74%
Computer Sciences Corporation +	74,700	3,530
Electronic Data Systems Corporation *	496,900	9,183

TOTAL IT CONSULTING & SERVICES		12,713

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.14%
Freescale Semiconductor, Incorporated *	73,000	1,026

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		1,026

SOFTWARE - 1.40%
Autodesk, Incorporated	92,000	3,698
Computer Associates International, Incorporated	258,300	6,519

TOTAL SOFTWARE		10,217

TOTAL INFORMATION TECHNOLOGY		44,717

MATERIALS - 5.66%

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
CHEMICALS - 2.86%
Air Products & Chemicals, Incorporated	86,600	$4,482
Crompton Corporation	67,800	405
Cytec Industries, Incorporated	60,000	2,796
E. I. du Pont de Nemours & Company	48,800	2,092
Hercules, Incorporated +	173,400	2,048
Imperial Chemical Industries plc, ADR	156,900	2,598
Lyondell Chemical Company *	230,900	4,198
PPG Industries, Incorporated	38,700	2,281

TOTAL CHEMICALS		20,900

METALS & MINING - 0.75%
Alcoa, Incorporated	170,768	5,470

TOTAL METALS & MINING		5,470

PAPER & FOREST PRODUCTS - 2.05%
Eagle Materials, Incorporated *	2,756	182
Eagle Materials, Incorporated, Class B +	9,268	602
International Paper Company	83,400	3,605
Sappi Limited, ADR *	277,000	4,039
UPM Kymmene Corporation, ADR *	91,100	1,772
Weyerhaeuser Company	77,100	4,780

TOTAL PAPER & FOREST PRODUCTS		14,980

TOTAL MATERIALS		41,350

REAL ESTATE INVESTMENT TRUSTS - 0.63%
Equity Office Properties Trust	178,800	4,640

TOTAL REAL ESTATE INVESTMENT TRUSTS		4,640

TELECOMMUNICATION SERVICES - 1.84%
DIVERSIFIED TELECOMMUNICATION - 1.12%
SBC Communications, Incorporated	120,800	3,061
Verizon Communications, Incorporated	133,746	5,155

TOTAL DIVERSIFIED TELECOMMUNICATION		8,216

WIRELESS TELECOMMUNICATION - 0.72%
Alltel Corporation	31,000	1,612
Nokia Corporation, ADR	131,500	1,528
Vodafone Group plc, ADR	97,000	2,108

TOTAL WIRELESS TELECOMMUNICATION		5,248

TOTAL TELECOMMUNICATION SERVICES		13,464

UTILITIES - 5.18%
ELECTRIC UTILITIES - 4.42%
American Electric Power Company, Incorporated	285,000	8,866
Centerpoint Energy, Incorporated *	211,500	2,456
Entergy Corporation	106,000	6,095
FirstEnergy Corporation	145,900	5,705
Florida Power and Light Group, Incorporated	62,600	4,215
Reliant Resources, Incorporated *+	392,847	3,881
Teco Energy, Incorporated *	82,500	1,064

TOTAL ELECTRIC UTILITIES		32,282

MULTI-UTILITIES - 0.76%
Duke Energy Corporation *	259,400	5,577

TOTAL MULTI-UTILITIES		5,577

TOTAL UTILITIES		37,859

TOTAL COMMON STOCK		664,880

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
SHORT-TERM INVESTMENTS - 14.76%
U. S. TREASURY BILLS - 0.51% ^
1.28%, Due 9/9/2004	$3,730	$3,725

TOTAL U. S. TREASURY BILLS		3,725

OTHER SHORT-TERM INVESTMENTS - 14.25% (Note A)
American AAdvantage Money Market Select Fund	85,591,131	85,591
AMR Investments Enhanced Cash Business Trust	18,524,136	18,524

TOTAL OTHER SHORT-TERM INVESTMENTS		104,115

TOTAL SHORT-TERM INVESTMENTS		107,840

TOTAL INVESTMENTS - 105.70% (Cost $648,868) (Note B)		772,720

LIABILITIES, NET OF OTHER ASSETS - (5.70%)		(41,639)

TOTAL NET ASSETS - 100%		$731,081

(A) Affiliated issuer

(B) At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $658,690 and the net unrealized appreciation of investments based on that cost is $114,030 which is comprised of $133,899 aggregate gross unrealized appreciation and $19,869 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

^ - Rate represents discount rate at time of purchase.

+ - non-income producing

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE MID-CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
COMMON STOCK - 88.95%
CONSUMER DISCRETIONARY - 17.52%
AUTO COMPONENTS - 4.38%
Genuine Parts Company	4,800	$181
Goodrich Corporation	8,000	259
Lear Corporation	6,400	353

TOTAL AUTO COMPONENTS		793

HOTELS RESTAURANTS & LEISURE - 4.51%
Brinker International, Incorporated *+	7,600	272
Hasbro, Incorporated *	15,800	287
Royal Caribbean Cruises, Limited *	6,000	257

TOTAL HOTELS RESTAURANTS & LEISURE		816

HOUSEHOLD DURABLES - 3.46%
Stanley Works	6,000	254
Whirlpool Corporation	5,950	372

TOTAL HOUSEHOLD DURABLES		626

LEISURE EQUIPMENT & PRODUCTS - 1.32%
Brunswick Corporation	6,100	238

TOTAL LEISURE EQUIPMENT & PRODUCTS		238

MEDIA - 1.72%
R.H. Donnelley Corporation +	6,850	311

TOTAL MEDIA		311

SPECIALTY RETAIL - 2.13%
Dillards, Incorporated *	7,250	165
Dollar General Corporation	11,400	220

TOTAL SPECIALTY RETAIL		385

TOTAL CONSUMER DISCRETIONARY		3,169

CONSUMER STAPLES - 6.81%
FOOD PRODUCTS - 2.78%
Dean Foods Company +	6,800	251
Del Monte Foods Company +	23,750	250

TOTAL FOOD PRODUCTS		501

TOBACCO - 4.03%
R.J. Reynolds Tobacco Holdings, Incorporated *	3,900	281
Universal Corporation *	4,175	201
UST, Incorporated *	6,500	247

TOTAL TOBACCO		729

TOTAL CONSUMER STAPLES		1,230

ENERGY - 3.01%
Kerr-McGee Corporation	5,200	273
Marathon Oil Corporation	7,200	271

TOTAL ENERGY		544

FINANCIALS - 26.53%
BANKS - 6.82%
CIT Group, Incorporated	6,450	224
Comerica, Incorporated	4,425	259
Janus Capital Group, Incorporated	11,600	154
Peoples Bank *	5,500	173

AMERICAN AADVANTAGE MID-CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
South Financial Group, Incorporated	8,000	$217
TCF Financial Corporation	3,400	205

TOTAL BANKS		1,232

INSURANCE - 17.28%
Axis Capital Holdings Limited	4,800	123
AON Corporation	11,600	307
IPC Holdings Limited *	8,475	318
Loews Corporation *	18,525	440
MBIA, Incorporated	5,025	271
Old Republic International Corporation	10,050	234
Protective Life Corporation	4,225	153
Radian Group, Incorporated	5,700	262
Torchmark, Incorporated	4,450	233
Wellchoice, Incorporated +	6,700	245
Willis Group Holdings Limited *	7,300	254
XL Capital Limited	4,000	283

TOTAL INSURANCE		3,123

REAL ESTATE - 2.43%
American Financial Realty Trust	18,300	242
Equity Office Properties Trust	7,600	197

TOTAL REAL ESTATE		439

TOTAL FINANCIALS		4,794

HEALTH CARE - 6.28%
HEALTH CARE PROVIDERS & SERVICES - 4.41%
Cigna Corporation	3,000	186
Health Net, Incorporated +	14,175	342
Triad Hospitals, Incorporated *+	7,900	269

TOTAL HEALTH CARE PROVIDERS & SERVICES		797

PHARMACEUTICALS - 1.87%
McKesson Corporation	5,300	171
Valeant Pharmaceuticals International	9,600	168

TOTAL PHARMACEUTICALS		339

TOTAL HEALTH CARE		1,136

INDUSTRIALS - 12.02%
AEROSPACE & DEFENSE - 1.46%
Precision Castparts Corporation	4,700	265

TOTAL AEROSPACE & DEFENSE		265

BUILDING PRODUCTS - 0.95%
York International Corporation	4,850	173

TOTAL BUILDING PRODUCTS		173

COMMERCIAL SERVICES & SUPPLIES - 4.53%
Hillenbrand Industries, Incorporated	4,300	244
Service Corporation International +	21,900	139
Valassis Communications, Incorporated *+	6,975	204
Weight Watchers International, Incorporated *+	6,000	233

TOTAL COMMERCIAL SERVICES & SUPPLIES		820

MACHINERY - 2.57%
ITT Industries, Incorporated	2,100	168
Kennametal, Incorporated *	6,725	296

TOTAL MACHINERY		464

AMERICAN AADVANTAGE MID-CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
TRANSPORTATION - 2.51%
Ryder Systems, Incorporated	4,100	$176
CNF, Incorporated	6,725	277

TOTAL TRANSPORTATION		453

TOTAL INDUSTRIALS		2,175

INFORMATION TECHNOLOGY - 3.30%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.41%
American Power Conversion Corporation	16,900	255

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		255

IT CONSULTING & SERVICES - 1.89%
BearingPoint, Incorporated *+	41,275	341

TOTAL IT CONSULTING & SERVICES		341

TOTAL INFORMATION TECHNOLOGY		596

MATERIALS - 7.28%
CHEMICALS - 4.55%
Ashland, Incorporated	4,475	234
Cytec Industries, Incorporated	4,425	206
Eastman Chemical Company	3,700	165
FMC Corporation +	4,925	217

TOTAL CHEMICALS		822

CONSTRUCTION MATERIALS - 1.56%
Lafarge North America, Incorporated *	6,725	282

TOTAL CONSTRUCTION MATERIALS		282

PAPER & FOREST PRODUCTS - 1.17%
MeadWestvaco Corporation	7,100	212

TOTAL PAPER & FOREST PRODUCTS		212

TOTAL MATERIALS		1,316

ELECTRIC UTILITIES - 6.20%
CenterPoint Energy, Incorporated *	10,800	125
Entergy Corporation	3,600	207
FirstEnergy Corporation	5,300	207
Pinnacle West Capital Corporation	6,400	259
Reliant Energy, Incorporated +	12,200	121
Xcel Energy, Incorporated	11,800	202

TOTAL ELECTRIC UTILITIES		1,121

TOTAL COMMON STOCK		16,081

SHORT-TERM INVESTMENTS - 14.04%
U. S. TREASURY BILLS - 1.27% ^
1.20%, Due 9/9/2004	$230	230

TOTAL U. S. TREASURY BILLS		230

OTHER SHORT-TERM INVESTMENTS - 12.77% (Note A)
American AAdvantage Money Market Select Fund	2,309,844	2,310

TOTAL OTHER SHORT-TERM INVESTMENTS		2,310

TOTAL SHORT-TERM INVESTMENTS		2,540

TOTAL INVESTMENTS - 102.99% (Cost $18,824) (Note B)		18,621

LIABILITIES, NET OF OTHER ASSETS - (2.99%)		(541)

TOTAL NET ASSETS - 100%		$18,080

AMERICAN AADVANTAGE MID-CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

(A)	Affiliated issuer

(B)	At July 31, 2004 the aggregate cost of investments for federal income tax purposes is the same as for financial reporting purposes. The net unrealized depreciation of investments is $203 which is comprised of $205 aggregate gross unrealized appreciation and $408 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

^ - Rate represents discount rate at time of purchase.

+ - non-income producing

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.43%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.35%
Pool #E44213, 7.00%, Due 1/1/2008	$279	$290
Pool #G10084, 6.50%, Due 3/1/2008	454	473
Pool #E00228, 6.50%, Due 7/1/2008	356	377
Pool #G10791, 6.00%, Due 3/1/2013	145	152

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		1,292

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.52%
Pool #050763, 7.00%, Due 7/1/2008	167	177
Pool #050952, 6.50%, Due 12/1/2008	415	439
Pool #252448, 5.50%, Due 4/1/2009	411	428
Pool #313430, 6.50%, Due 3/1/2012	419	444
Pool #313522, 7.00%, Due 5/1/2012	741	785
Pool #323223, 6.50%, Due 7/1/2013	316	335
Pool #439957, 6.00%, Due 11/1/2013	270	282
Pool #323980, 6.00%, Due 4/1/2014	667	697
Pool #323788, 6.50%, Due 6/1/2014	99	105
Pool #545038, 6.00%, Due 9/1/2014	591	619

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		4,311

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.56%
Pool #780286, 7.00%, Due 6/15/2008	459	480
Pool #351992, 6.00%, Due 12/15/2008	963	1,013

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,493

TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS		7,096

CORPORATE OBLIGATIONS - 73.94%
FINANCIAL - 50.23%
American Honda Finance Corporation, 2.875%, Due 4/3/2006, 144A (Note A)	1,150	1,152
Bank of America Corporation, 5.25%, Due 2/1/2007	2,000	2,091
Bank One Corporation, 7.625%, Due 8/1/2005	2,000	2,101
Bear Stearns Companies, Incorporated, 3.00%, Due 3/30/2006	2,000	2,002
Boeing Capital Corporation, 5.65%, Due 5/15/2006*	626	658
Capital One Bank,
6.875%, Due 2/1/2006	200	211
6.70%, Due 5/15/2008	1,100	1,188
Caterpillar Financial Services, 2.35%, Due 9/15/2006	2,500	2,458
Citigroup, Incorporated, 6.75%, Due 12/1/2005	2,000	2,106
Countrywide Funding Corporation, 3.50%, Due 12/19/2005	2,200	2,220
FleetBoston Financial Corporation, 3.85%, Due 2/15/2008	2,500	2,497
General Electric Capital Corporation, 2.75%, Due 9/25/2006*	1,000	993
General Motors Acceptance Corporation, 6.75%, Due 1/15/2006	3,000	3,142
Goldman Sachs Group, Incorporated, 7.625%, Due 8/17/2005	2,000	2,102
Heller Financial, Incorporated, 6.375%, Due 3/15/2006	2,500	2,634
Household Finance Corporation, 8.00%, Due 5/9/2005	1,000	1,043
International Lease Finance Corporation, 2.95%, Due 5/23/2006	2,000	1,991
John Hancock Global Funding, 5.625%, Due 6/27/2006	1,000	1,046
Merrill Lynch & Company, Incorporated, 7.00%, Due 3/15/2006	1,660	1,776
MetLife, Incorporated, 3.911%, Due 5/15/2005	2,500	2,532
Monumental Global Funding, 5.20%, Due 1/30/2007, 144A (Note A)	1,200	1,258
Ontario Province, Canada, 3.35%, Due 7/16/2007*	200	199
Prudential Insurance Company of America, 6.375%, Due 7/23/2006, 144A (Note A)	3,000	3,186
SLM Corporation, 2.90%, Due 7/1/2005	2,000	2,006
Synovus Financial Corporation, 7.25%, Due 12/15/2005	2,500	2,652
Wachovia Corporation, 6.40%, Due 4/1/2008	2,500	2,705

TOTAL FINANCIAL		47,949

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
INDUSTRIALS - 23.71%
AT&T Wireless Services, Incorporated, 7.35%, Due 3/1/2006	$1,400	$1,492
Cendant Corporation, 6.875%, Due 8/15/2006	2,140	2,289
Conagra Foods, Incorporated, 9.875%, Due 11/15/2005	1,000	1,081
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006	1,960	2,127
DaimlerChrysler North America, 4.75%, Due 1/15/2008	1,500	1,525
Deutsche Telekom International Finance Corporation, 8.25%, Due 6/15/2005	325	341
Hertz Corporation, 4.70%, Due 10/2/2006	3,000	3,047
Northrop Grumman Corporation, 7.00%, Due 3/1/2006	2,000	2,125
Shopping Center Associates, 7.625%, Due 5/15/2005, 144A (Note A)	1,515	1,569
Sprint Capital Corporation, 6.00%, Due 1/15/2007	1,800	1,893
Unilever Capital Corporation, 6.875%, Due 11/1/2005	1,000	1,053
Verizon Wireless Capital, 5.375%, Due 12/15/2006	2,000	2,089
VW Credit, Incorporated, 1.88%, Due 7/21/2005, 144A (Note A)	2,000	1,999

TOTAL INDUSTRIALS		22,630

TOTAL CORPORATE OBLIGATIONS		70,579

ASSET-BACKED SECURITIES - 14.24%
American Express Credit Account Master Trust 2000-1 A, 7.20%, Due 9/17/2007	2,395	2,462
Capital Auto Receivables Asset Trust 2002-2 A4, 4.50%, Due 10/15/2007	2,000	2,032
Chase Credit Card Owner Trust 1999-3 A, 6.66%, Due 1/15/2007	2,000	2,011
Chemical Master Credit Card Trust 1996-2 A, 5.98%, Due 9/15/2008	3,000	3,124
Household Automotive Trust 2004-1 A3, 3.30%, Due 5/18/2009	1,000	1,000
Nissan Auto Receivables Owner Trust 2004-A A3, 2.01%, Due 11/15/2007	1,000	987
USAA Auto Owner Trust 2004-1 A3, 2.06%, Due 4/15/2008	2,000	1,975

TOTAL ASSET-BACKED SECURITIES		13,591

SHORT-TERM INVESTMENTS - 4.20% (Note B)
American AAdvantage Money Market Select Fund	4,005,316	4,005

TOTAL SHORT-TERM INVESTMENTS		4,005

TOTAL INVESTMENTS - 99.81% (Cost $97,247) (Note C)		95,271

OTHER ASSETS, NET OF LIABILITIES - 0.19%		184

TOTAL NET ASSETS - 100%		$95,455

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,164 or 9.60% of net assets.

(B)	Affiliated issuer

(C)	At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $97,254 and the net unrealized depreciation of investments based on that cost is $1,983 which is comprised of $238 aggregate gross unrealized appreciation and $2,221 aggregate gross unrealized depreciation.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
COMMON STOCK - 90.77%
CONSUMER DISCRETIONARY - 19.48%
AUTO COMPONENTS - 2.40%
Aftermarket Technology Corporation *+	8,370	$125
American Axle & Manufacturing Holdings, Incorporated	26,200	900
Arvinmeritor, Incorporated	182,100	3,618
Bandag, Incorporated	27,400	1,212
Borg-Warner Automotive, Incorporated	69,600	3,284
Dana Corporation	116,000	2,238
Group 1 Automotive, Incorporated *+	88,600	2,635
Hayes Lemmerz International, Incorporated +	242,600	3,166
Sonic Automotive, Incorporated *	76,100	1,701
Superior Industries International, Incorporated *	69,800	2,282

TOTAL AUTO COMPONENTS		21,161

HOTELS RESTAURANTS & LEISURE - 3.01%
Aztar Corporation +	27,900	677
Blockbuster, Incorporated *	96,400	1,279
Bob Evans Farms, Incorporated	92,600	2,465
California Pizza Kitchen, Incorporated *+	87,700	1,744
CEC Entertainment, Incorporated +	35,500	1,290
Isle of Capri Casinos, Incorporated *+	18,300	296
Jack in the Box, Incorporated +	74,300	2,370
Jameson Inns, Incorporated	556,400	1,135
Kerzner International Limited +	204,300	9,584
Lodgian, Incorporated +	203,200	1,991
Magna Entertainment Corporation *+	291,200	1,902
Papa John’s International, Incorporated *+	41,600	1,264
Ryans Restaurant Group, Incorporated +	35,150	509

TOTAL HOTELS RESTAURANTS & LEISURE		26,506

HOUSEHOLD DURABLES - 4.24%
American Greetings Corporation +	130,300	3,039
Beazer Homes USA, Incorporated *	111,200	10,386
Furniture Brands International, Incorporated	254,000	5,837
La-Z-Boy, Incorporated *	136,500	2,359
Libbey, Incorporated	11,300	254
M.D.C. Holdings, Incorporated	5,518	370
Maytag Corporation	207,100	4,246
Standard Pacific Corporation	9,800	455
The Toro Company *	14,600	956
WCI Communities, Incorporated *+	439,300	9,458

TOTAL HOUSEHOLD DURABLES		37,360

INTERNET & CATALOG RETAIL - 0.07%
School Specialty, Incorporated *+	18,718	644

TOTAL INTERNET & CATALOG RETAIL		644

LEISURE EQUIPMENT & PRODUCTS - 0.92%
Brunswick Corporation	147,800	5,769
Callaway Golf Company	20,200	222
Hutchinson Technology, Incorporated *+	56,100	1,249
Polaris Industries, Incorporated *	17,800	851

TOTAL LEISURE EQUIPMENT & PRODUCTS		8,091

MEDIA - 0.55%
R.H. Donnelley Corporation	58,400	2,650
Regal Entertainment Group *	80,700	1,520

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Scholastic Corporation +	25,500	$701

TOTAL MEDIA		4,871

MULTILINE RETAIL - 1.16%
BJ’s Wholesale Club, Incorporated +	364,300	8,492
Burlington Coat Factory Warehouse Corporation	69,000	1,251
ShopKo Stores, Incorporated *+	32,800	510

TOTAL MULTILINE RETAIL		10,253

SPECIALTY RETAIL - 5.74%
Abercrombie and Fitch Company	58,100	2,143
Advance Auto Parts, Incorporated +	188,100	6,982
Barnes & Noble, Incorporated +	129,300	4,445
Borders Group, Incorporated	199,800	4,570
Brookstone, Incorporated *+	195,450	3,426
Buckle, Incorporated *	16,200	446
Cato Corporation	22,900	478
Cost Plus, Incorporated *+	86,000	2,878
Electronics Boutique Holdings Corporation +	28,500	716
Foot Locker, Incorporated	30,100	677
Genesco, Incorporated +	16,700	358
Handleman Company	26,900	578
Hollywood Entertainment Corporation +	122,100	1,576
Linens ‘n Things, Incorporated *+	233,700	6,221
The Men’s Wearhouse, Incorporated *+	251,200	6,654
Pier 1 Imports, Incorporated	109,200	1,958
Rent-A-Center, Incorporated +	18,850	553
Stage Stores, Incorporated *+	47,287	1,677
United Auto Group, Incorporated	29,900	820
Zale Corporation +	127,200	3,452

TOTAL SPECIALTY RETAIL		50,608

TEXTILES & APPAREL - 1.39%
Brown Shoe Company, Incorporated	4,300	139
Kellwood Company	21,300	855
Phillips-Van Heusen Corporation *	35,500	673
Reebok International, Limited	29,600	1,008
Russell Corporation	85,500	1,512
The Warnaco Group, Incorporated +	424,800	8,029

TOTAL TEXTILES & APPAREL		12,216

TOTAL CONSUMER DISCRETIONARY		171,710

CONSUMER STAPLES - 3.47%
BEVERAGES - 0.49%
Adolph Coors Company	63,300	4,353

TOTAL BEVERAGES		4,353

FOOD & DRUG RETAILING - 0.42%
Pathmark Stores, Incorporated *+	268,100	1,914
Ruddick Corporation	89,600	1,753

TOTAL FOOD & DRUG RETAILING		3,667

FOOD PRODUCTS - 2.14%
American Italian Pasta Company *	220,500	6,485
Chiquita Brands International, Incorporated *+	106,800	2,087
Del Monte Foods Company +	739,900	7,798
Sensient Technologies Corporation	120,400	2,485

TOTAL FOOD PRODUCTS		18,855

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
TOBACCO - 0.42%
Dimon, Incorporated *	26,100	$141
Schweitzer Mauduit International, Incorporated *	13,000	367
Universal Corporation *	66,900	3,227

TOTAL TOBACCO		3,735

TOTAL CONSUMER STAPLES		30,610

ENERGY - 6.20%
ENERGY EQUIPMENT & SERVICES - 0.62%
MDU Resources Group, Incorporated	114,800	2,807
Offshore Logistics, Incorporated +	26,200	758
Oil States International, Incorporated *+	117,000	1,926

TOTAL ENERGY EQUIPMENT & SERVICES		5,491

OIL & GAS - 5.58%
Berry Petroleum Company *	11,400	345
Cabot Oil and Gas Corporation	7,500	330
Chesapeake Energy Corporation *	449,200	6,895
Cimarex Energy Company +	102,700	3,341
Encore Acquisition Company *+	391,400	11,534
Forest Oil Corporation +	100,800	2,852
Giant Industries, Incorporated *+	61,700	1,493
The Houston Exploration Company +	56,400	3,046
Newfield Exploration Company +	94,500	5,582
Plains Exploration and Production Company LP +	26,300	548
Premcor, Incorporated +	62,300	2,237
Southwest Gas Corporation *	5,400	128
Stelmar Shipping Limited *	157,100	5,255
Stone Energy Corporation +	69,800	3,158
Teekay Shipping Corporation *	62,800	2,498

TOTAL OIL & GAS		49,242

TOTAL ENERGY		54,733

FINANCIALS - 19.17%
BANKS - 8.46%
Amcore Financial, Incorporated	2,246	64
Americredit Corporation +	70,300	1,343
Anchor BanCorp Wisconsin, Incorporated *	51,138	1,301
Bancorp South, Incorporated	94,500	1,996
Bank Hawaii Corporation *	164,800	7,404
Chemical Financial Corporation	53,018	1,831
Chittenden Corporation	14,500	493
City National Corporation	10,900	703
Colonial BancGroup, Incorporated	293,200	5,656
Commercial Federal Corporation	83,500	2,199
Community Bank System, Incorporated	20,000	450
Community First Bankshares, Incorporated	29,970	965
Corus Bankshares, Incorporated	6,787	272
Cullen/Frost Bankers, Incorporated	176,100	7,576
Downey Financial Corporation	23,500	1,263
First Citizens Bancshares, Incorporated *	6,800	809
First Commonwealth Financial Corporation	9,700	124
First Federal Capital Corporation	34,664	981
First Republic Bank *	10,600	459
FirstFed Financial Corporation +	13,000	589
FirstMerit Corporation	48,905	1,269
Frontier Financial Corporation *	11,669	392
Great American Financial Resources, Incorporated *	80,800	1,225
Greater Bay Bancorp *	75,600	1,992

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
Hudson United Bancorp	90,900	$3,113
International Bancshares Corporation	15,624	602
Irwin Financial Corporation *	64,300	1,719
MAF Bancorp, Incorporated	12,200	490
NBT Bancorp, Incorporated	31,200	679
NetBank, Incorporated *	89,600	962
PFF Bancorp, Incorporated *	5,600	206
Provident Bankshares Corporation *	38,020	1,136
Republic Bancorp, Incorporated *	134,774	1,975
S and T Bancorp, Incorporated *	12,700	423
Saxon Capital, Incorporated *+	122,800	2,888
Sky Financial Group, Incorporated	149,755	3,497
Susquehanna Bancshares, Incorporated	12,900	300
TierOne Corporation	25,600	537
Timberland Bancorp, Incorporated	14,800	332
Trustmark Corporation	117,823	3,387
United Bankshares, Incorporated	36,971	1,165
Washington Federal, Incorporated	160,040	4,009
Webster Financial Corporation of Waterbury	118,000	5,537
Westcorp, Incorporated	7,000	291

TOTAL BANKS		74,604

DIVERSIFIED FINANCIALS - 0.35%
IndyMac Bancorp, Incorporated	68,300	2,269
Knight Trading Group, Incorporated +	95,700	814

TOTAL DIVERSIFIED FINANCIALS		3,083

INSURANCE - 6.66%
Alfa Corporation *	74,989	1,014
Allmerica Financial Corporation +	243,700	7,265
American Financial Group, Incorporated *	192,600	5,718
American National Insurance Company	13,603	1,245
AmerUs Group Company *	102,100	3,931
Commerce Group, Incorporated	76,100	3,684
Conseco, Incorporated *+	57,900	1,041
Delphi Financial Group, Incorporated	51,800	2,100
FBL Financial Group, Incorporated *	71,200	1,892
First American Corporation	178,000	4,781
Fremont General Corporation *	31,700	595
Hilb Rogal & Hobbs Company *	4,100	138
Infinity Property and Casualty Corporation	14,400	415
LandAmerica Financial Group, Incorporated	30,500	1,205
Mercury General Corporation *	35,300	1,664
National Western Life Insurance Company *+	2,500	400
Odyssey Re Holdings Corporation *	123,500	2,884
Protective Life Corporation	178,400	6,467
Reinsurance Group of America, Incorporated	158,600	6,320
StanCorp Financial Group, Incorporated	13,100	921
Stewart Information Services Corporation	12,900	457
Triad Guaranty, Incorporated +	23,600	1,284
UICI *+	56,700	1,356
United National Group Limited +	134,200	1,971

TOTAL INSURANCE		58,748

REAL ESTATE - 3.70%
American Financial Realty Trust, 144A (Note A) +	338,100	4,480
American Home Mortgage Investment Corporation *	169,000	4,369
La Quinta Corporation +	350,900	2,688
LNR Property Corporation *	188,000	10,154

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
MI Developments, Incorporated	357,400	$8,170
MortgageIT Holdings, Incorporated	87,400	1,049
The St. Joe Company	39,500	1,699

TOTAL REAL ESTATE		32,609

TOTAL FINANCIALS		169,044

HEALTH CARE - 4.49%
BIOTECHNOLOGY - 0.05%
Albany Molecular Research, Incorporated *+	38,100	453

TOTAL BIOTECHNOLOGY		453

HEALTH CARE EQUIPMENT & SUPPLIES - 1.66%
Haemonetics Corporation +	275,400	8,262
Sola International, Incorporated *+	391,500	6,366

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		14,628

HEALTH CARE PROVIDERS & SERVICES - 2.46%
AMN Healthcare Services, Incorporated *+	46,900	605
Apria Healthcare Group, Incorporated *+	103,500	3,038
First Health Group Corporation +	178,600	2,504
Health Net, Incorporated +	59,200	1,428
Humana, Incorporated +	127,100	2,302
Magellan Health Services, Incorporated +	138,200	4,703
MedQuist, Incorporated +	4,000	45
Orthodontic Centers of America, Incorporated *+	26,800	181
Owens & Minor, Incorporated *	61,200	1,571
Pacificare Health Systems, Incorporated *+	55,600	1,700
Universal Health Services, Incorporated	79,000	3,595

TOTAL HEALTH CARE PROVIDERS & SERVICES		21,672

PHARMACEUTICALS - 0.32%
King Pharmaceuticals, Incorporated +	193,100	2,180
Watson Pharmaceuticals, Incorporated +	27,200	686

TOTAL PHARMACEUTICALS		2,866

TOTAL HEALTH CARE		39,619

INDUSTRIALS - 17.28%
AEROSPACE & DEFENSE - 0.86%
FTI Consulting, Incorporated *+	11,300	195
Precision Castparts Corporation	47,600	2,681
United Defense Industrials, Incorporated +	136,700	4,737

TOTAL AEROSPACE & DEFENSE		7,613

AIR FREIGHT & COURIERS - 0.42%
Covenant Transportation, Incorporated +	178,000	3,143
GATX Corporation	20,900	533

TOTAL AIR FREIGHT & COURIERS		3,676

BUILDING PRODUCTS - 0.39%
Universal Fastener Products, Incorporated	42,500	1,291
York International Corporation	59,200	2,106

TOTAL BUILDING PRODUCTS		3,397

COMMERCIAL SERVICES & SUPPLIES - 6.82%
BISYS Group, Incorporated +	62,700	856
Bowne & Company, Incorporated	225,100	3,352
Concord Communications, Incorporated *+	173,300	1,603
Convergys Corporation +	372,500	4,932
Deluxe Corporation	115,000	5,066

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
John H. Harland Company *	74,000	$2,095
IDEX Corporation	215,300	6,909
Kelly Services, Incorporated	225,900	6,129
Mac Gray Corporation +	39,100	264
McGrath Rentcorp	900	29
NCO Group, Incorporated *+	50,997	1,273
Pope & Talbot, Incorporated	121,700	2,388
Spherion Corporation +	522,900	4,523
Valassis Communications, Incorporated *+	582,900	17,044
Western Digital Corporation +	531,600	3,727

TOTAL COMMERCIAL SERVICES & SUPPLIES		60,190

CONSTRUCTION & ENGINEERING - 0.58%
M/I Homes, Incorporated *	88,600	3,366
The Shaw Group, Incorporated *+	41,200	409
URS Corporation +	56,900	1,374

TOTAL CONSTRUCTION & ENGINEERING		5,149

ELECTRICAL EQUIPMENT - 1.23%
Acuity Brands, Incorporated	9,300	222
Brady Corporation	164,200	7,422
Genlyte Group, Incorporated +	15,800	984
Rayovac Corporation +	43,000	1,149
Tecumseh Products Company *	27,300	1,115

TOTAL ELECTRICAL EQUIPMENT		10,892

INDUSTRIAL CONGLOMERATES - 0.01%
Standex International Corporation *	3,100	71

TOTAL INDUSTRIAL CONGLOMERATES		71

MACHINERY - 3.70%
AGCO Corporation +	45,100	944
Albany International Corporation	8,052	241
Briggs and Stratton Corporation	11,700	977
Bucyrus International, Incorporated +	103,200	2,477
Flowserve Corporation +	269,600	6,457
Harsco Corporation	143,500	6,440
Kaydon Corporation *	208,700	6,079
Terex Corporation +	212,400	8,264
Thomas Industries, Incorporated	23,600	732

TOTAL MACHINERY		32,611

MARINE - 2.68%
Alexander & Baldwin, Incorporated	260,900	8,578
Kirby Corporation *+	220,400	8,508
Overseas Shipholding Group, Incorporated *	145,900	6,552

TOTAL MARINE		23,638

TRANSPORTATION - 0.59%
Central Freight Lines, Incorporated +	173,400	1,318
J.B. Hunt Transport Services, Incorporated	82,300	3,161
Ryder Systems, Incorporated	16,000	686

TOTAL TRANSPORTATION		5,165

TOTAL INDUSTRIALS		152,402

INFORMATION TECHNOLOGY - 3.57%
COMMUNICATIONS EQUIPMENT - 0.16%
MEMC Electronic Materials, Incorporated *+	150,600	1,369

TOTAL COMMUNICATIONS EQUIPMENT		1,369

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
COMPUTERS & PERIPHERALS - 0.33%
Emulex Corporation +	71,900	$776
Maxtor Corporation +	451,300	2,112

TOTAL COMPUTERS & PERIPHERALS		2,888

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.66%
IKON Office Solutions, Incorporated *	491,900	5,839

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		5,839

IT CONSULTING & SERVICES - 1.38%
BearingPoint, Incorporated +	626,000	5,171
Investment Technology Group, Incorporated +	60,200	791
Reynolds and Reynolds Company *	279,600	6,179

TOTAL IT CONSULTING & SERVICES		12,141

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.14%
Omnivision Technologies, Incorporated *+	107,100	1,262

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		1,262

SOFTWARE - 0.90%
Compuware Corporation +	233,100	1,152
Mentor Graphics Corporation +	513,500	6,059
Parametric Technology Corporation +	161,100	731

TOTAL SOFTWARE		7,942

TOTAL INFORMATION TECHNOLOGY		31,441

MATERIALS - 6.56%
CHEMICALS - 3.84%
Agrium, Incorporated	486,800	7,029
Ashland, Incorporated	22,500	1,176
FMC Corporation +	26,200	1,151
H.B. Fuller Company *	286,600	7,661
Hercules, Incorporated +	177,000	2,090
IMC Global, Incorporated +	285,900	3,903
Lubrizol Corporation	92,800	3,214
PolyOne Corporation *+	1,050,600	7,596

TOTAL CHEMICALS		33,820

CONSTRUCTION MATERIALS - 1.16%
Insituform Technologies, Incorporated *+	303,000	5,445
Lafarge North America, Incorporated	76,600	3,209
Lennox International, Incorporated *	89,800	1,582

TOTAL CONSTRUCTION MATERIALS		10,236

CONTAINERS & PACKAGING - 0.11%
Silgan Holdings, Incorporated +	19,479	937

TOTAL CONTAINERS & PACKAGING		937

METALS & MINING - 0.60%
Century Aluminum Company +	188,400	4,437
Quanex Corporation	18,700	851

TOTAL METALS & MINING		5,288

PAPER & FOREST PRODUCTS - 0.85%
Chesapeake Corporation	257,500	5,977
Potlatch Corporation	38,300	1,535

TOTAL PAPER & FOREST PRODUCTS		7,512

TOTAL MATERIALS		57,793

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

	Par / Shares	Value
	(dollars in thousands)
TELECOMMUNICATION SERVICES - 0.46%
Arch Wireless, Incorporated *+	76,300	$2,152
Metrocall Holdings, Incorporated +	28,500	1,911

TOTAL TELECOMMUNICATION SERVICES		4,063

UTILITIES - 10.09%
ELECTRIC UTILITIES - 5.93%
Alliant Corporation	167,000	4,327
Black Hills Corporation	81,800	2,259
Cleco Corporation *	101,100	1,744
DPL Inc.	332,000	6,624
Duquesne Light Holdings, Incorporated *	116,800	2,216
Great Plains Energy, Incorporated	178,400	5,118
Hawaiian Electric Industries, Incorporated *	56,400	1,440
Idacorp, Incorporated	12,400	341
Northeast Utilities	454,400	8,497
NSTAR	115,200	5,391
OGE Energy Corporation *	229,900	5,722
PNM Resources, Incorporated *	69,750	1,454
Sierra Pacific Resources Corporation *+	540,900	4,446
WPS Resources Corporation	59,300	2,721

TOTAL ELECTRIC UTILITIES		52,300

GAS UTILITIES - 4.16%
AGL Resources, Incorporated	170,100	5,026
Atmos Energy Corporation	71,700	1,805
Energen Corporation	34,400	1,629
National Fuel Gas Company	215,500	5,504
New Jersey Resources Corporation	9,700	394
Nicor, Incorporated *	54,200	1,794
Northwest Natural Gas Company	9,100	267
ONEOK, Incorporated	269,500	5,660
Peoples Energy Corporation *	75,900	2,960
Southern Union Company *+	287,300	5,720
South Jersey Industries, Incorporated *	10,300	468
Vectren Corporation	94,500	2,339
WGL Holdings, Incorporated	114,200	3,134

TOTAL GAS UTILITIES		36,700

TOTAL UTILITIES		89,000

TOTAL COMMON STOCK		800,415

SHORT-TERM INVESTMENTS - 22.40%
U. S. TREASURY BILLS - 0.74% ^
1.28%, Due 9/9/2004	$6,496,231	6,496

TOTAL U. S. TREASURY BILLS		6,496

OTHER SHORT-TERM INVESTMENTS - 21.66% (Note B)
American AAdvantage Money Market Select Fund	135,892,499	135,893
AMR Investments Enhanced Cash Business Trust	55,063,353	55,063

TOTAL OTHER SHORT-TERM INVESTMENTS		190,956

TOTAL SHORT-TERM INVESTMENTS		197,452

TOTAL INVESTMENTS - 113.17% (Cost $920,495) (Note C)		997,867

LIABILITIES, NET OF OTHER ASSETS - (13.17%)		(116,125)

TOTAL NET ASSETS - 100%		$881,742

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2004 (Unaudited)

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,480 or 0.51% of net assets.

(B)	Affiliated issuer

(C)	At July 31, 2004 the aggregate cost of investments for federal income tax purposes is $921,625 and the net unrealized appreciation of investments based on that cost is $76,242 which is comprised of $98,384 aggregate gross unrealized appreciation and $22,142 aggregate gross unrealized depreciation.

* - All or a portion of the security is on loan at July 31, 2004.

^ - Rate represents discount rate at time of purchase.

+ - non-income producing

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)	There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a)	A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN AADVANTAGE FUNDS

By:	/s/ William F. Quinn William F. Quinn President

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Quinn William F. Quinn President

Date:	September 29, 2004

By:	/s/ Rebecca L. Harris Rebecca L. Harris Treasurer

Date:	September 29, 2004